SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 3
                                    FORM S-6

                               FILE NO. 333-44644
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                  TRUSTS REGISTERED ON FORM N-8B-2 (811-05213)

A.       Exact name of trust:       IDS Life of New York Account 8

B.       Name of depositor:         IDS LIFE INSURANCE COMPANY OF NEW YORK

C.       Complete address of depositor's principal executive offices:

         20 Madison Avenue Ext. Albany, NY  12203

D.       Name and complete address of agent for service:

                            Mary Ellyn Minenko, Esq.
                     IDS Life Insurance Company of New York
                           50607 AXP Financial Center
                          Minneapolis, Minnesota 55474

 It is proposed that this filing will become effective, (check appropriate box)

   [ ]  immediately upon filing pursuant to paragraph (b)
   [ ]  on (date) pursuant to paragraph (b)
   [X]  60 days after filing pursuant to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.       Title of securities being registered:

         Flexible Premium Survivorship Variable Life Insurance Policy

F.       Approximate date of proposed public offering: not applicable.

Note: The prospectus filed electronically herewith is not intended to supersede the prospectus filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-44644, filed on or about April 29, 2002.

IDS Life of New York


Variable Universal Life IV

Variable Universal Life IV - Estate Series

Issued by:

IDS Life Insurance Company of New York


Prospectus


January ___, 2003


A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


IDS Life Variable Life of New York Account 8

Issued and sold by:  IDS Life Insurance Company of New York
                     (IDS Life of New York)
                     20 Madison Avenue Extension
                     Albany, NY 12203
                     Telephone: (800) 541-2251
                     Web site address: americanexpress.com

This prospectus contains information that you should know before investing in IDS Life of New York Variable Universal Life IV (VUL IV-NY) and IDS Life of New York Variable Universal Life IV - Estate Series (VUL IV ES-NY). VUL IV ES-NY is a life insurance policy with an initial specified amount of $1,000,000 or more. All other policies are VUL IV policies. The information in this prospectus applies to both VUL IV ES-NY and VUL IV-NY unless otherwise specified. Prospectuses are also available for the underlying funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.


Variable universal life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable universal life insurance policy's features, benefits, risks and fees, and whether variable universal life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this policy is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this policy involves investment risk including possible loss of principal.

--------------------------------------------------------------------------------
1 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Table of Contents

The Policy in Brief.......................................3
Loads, Fees and Charges...................................4
      Fund Expenses.......................................5
      Premium Expense Charge..............................7
      Monthly Deduction...................................8
      Surrender Charge....................................8
      Partial Surrender Charge...........................11
      Mortality and Expense Risk Charge..................11
      Transfer Charge....................................11
      Optional Insurance Benefits........................11
      Other Information on Charges.......................11
Purchasing Your Policy...................................12
      Application........................................12
      Right to Examine Policy............................12
      Premiums...........................................12
Keeping The Policy in Force..............................13
      No Lapse Guarantee.................................13
      No Lapse Guarantee to Age 70.......................13
      No Lapse Guarantee to Age 100......................13
      Minimum Initial Premium Period.....................13
      Grace Period.......................................14
      Reinstatement......................................14
The Variable Account.....................................14
The Funds................................................15
      Fund Objectives....................................22
      Relationship between Funds and Subaccounts.........22
Rates of Return of the Funds and Subaccounts.............23
The Fixed Account........................................32
Policy Value.............................................32
      Fixed Account Value................................32
      Subaccount Values..................................32
Proceeds Payable Upon Death..............................34
      Change in Death Benefit Option.....................35
      Changes in Specified Amount........................35
      Misstatement of Age or Sex.........................36
      Suicide............................................36
      Beneficiary........................................36
Transfers Between the Fixed Account and Subaccounts......37
      Fixed Account Transfer Policies....................37
      Minimum Transfer Amounts...........................37
      Maximum Transfer Amounts...........................38
      Maximum Number of Transfers Per Year...............38
      Two Ways to Request a Transfer, Loan or Surrender..38
      Automated Transfers................................39
      Automated Dollar-Cost Averaging....................39
      Asset Rebalancing..................................40
Policy Loans.............................................40
Policy Surrenders........................................41
      Total Surrenders...................................41
      Partial Surrenders.................................41
      Allocation of Partial Surrenders...................41
      Effect of Partial Surrenders.......................41
      Taxes..............................................41
      Exchange Right.....................................42
Optional Insurance Benefits..............................42
      Accelerated Benefit Rider for Terminal Illness.....42
      Accidental Death Benefit...........................42
      Automatic Increase Benefit Rider...................42
      Base Insured Rider.................................42
      Children's Insurance Rider.........................42
      Other Insured Rider................................42
      Waiver of Monthly Deduction........................42
Payment of Policy Proceeds...............................43
Federal Taxes............................................45

      IDS Life of New York's Tax Status..................45

      Taxation of Policy Proceeds........................45
      Modified Endowment Contracts.......................46
      Other Tax Considerations...........................46

IDS Life of New York.....................................47

      Ownership..........................................47
      State Regulation...................................47
      Distribution of the Policy.........................47

      Legal Proceedings..................................47

      Experts............................................48

Management of IDS Life of New York.......................48
      Directors..........................................48

      Officers Other than Directors......................49
Other Information........................................49
      Substitution of Investments........................49

      Voting Rights......................................49

      Reports............................................50
      Rating Agencies....................................50
Policy Illustrations.....................................50

      Understanding the Illustrations....................50
      Effect of Expenses and Charges.....................50
Key Terms................................................56
Annual Financial Information (Unaudited)...................
Notes to Financial Statements (Unaudited)..................
Condensed Financial Information (Unaudited)................
Annual Financial Information...............................
Notes to Financial Statements .............................
Condensed Financial Information (Unaudited)................


--------------------------------------------------------------------------------
2 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

The Policy in Brief


Loads, fees and charges: You pay the following charges either directly (such as deductions from your premium payments or from your policy value), or indirectly (as deductions from the underlying funds.) These charges primarily compensate IDS Life of New York for administering and distributing the policy as well as paying policy benefits and assuming related risks.


o Fund expenses -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. 5)


o Premium expense charge -- 3.5% is deducted from each premium payment to cover some distribution expenses, and state and local premium taxes and federal taxes. (p. 7)

o Monthly deduction -- charged against the value of your policy each month (prior to the insured's attained insurance age 100), covering the cost of insurance, the policy fee and the cost of optional insurance benefits. For VUL IV-NY, the policy fee is $7.50 per month for initial specified amounts below $250,000, and $0 per month for initial specified amounts of $250,000 and above. For VUL IV ES-NY, the policy fee is $0 per month. The cost of insurance for both policies depends on the amount of the death benefit, the policy value and the insured's insurance age, duration, sex and risk classification. (p. 8)


o Surrender charge -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first ten years and for ten years after requesting an increase in the specified amount. We base it on the initial specified amount and on any increase in the specified amount. (p. 8)

o Partial surrender fee -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less. (p.
     11)


o Mortality and expense risk charge -- applies only to the sub accounts; equals, on an annual basis, 0.9% of the average daily net asset value of the sub accounts for the first 10 policy years. For years 11-20 this charge equals 0.45% for VUL IV-NY and 0.30% for VUL IV ES-NY. For years 21 and after, this charge equals 0.30% for VUL IV-NY and 0.20% for VUL IV ES-NY. (p. 11)

Purchasing your policy: To apply, send a completed application and premium payment to IDS Life of New York's home office. You will need to provide medical and other evidence that the person you propose to insure (yourself or someone else) is insurable according to our underwriting rules before we can accept your application. (p. 12)


Right to examine policy: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. 12)

Premiums: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. (p. 12)

No lapse guarantee (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. Each policy has the following two no lapse guarantee options:

o No Lapse Guarantee To Age 70 (NLG-70) guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).

o No Lapse Guarantee To Age 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.

This feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges.

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements. (p. 13)

Grace period: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction and neither of the NLGs nor the minimum initial premium period is in effect, you will have 61 days to pay a premium that raises the cash surrender value to an amount sufficient to pay the monthly deduction. If you don't, the policy will lapse. (p. 14)


Reinstatement: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life of New York and the payment of a sufficient premium. (p. 14)


Purpose: The purpose of the policy is to provide life insurance protection on the life of the insured and to build policy value. The policy provides a death benefit that we pay to the beneficiary upon the insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or in addition to an existing life insurance policy.


--------------------------------------------------------------------------------
3 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

The policy allows you, as the owner, to allocate your net premiums, or transfer policy value, to:

     The variable account, consisting of subaccounts, each of which invests in a fund with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed. (p. 14)


     The fixed account, which earns interest at rates that are adjusted periodically by IDS Life of New York. This rate will never be lower than 4.0%. (p. 32)


Proceeds payable upon death: Prior to the insured's attained insurance age 100, your policy's death benefit can never be less than the specified amount, unless you change that amount or your policy has outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

o Option 1 level amount: The death benefit is the greater of the specified amount or a percentage of policy value.

o Option 2 variable amount: The death benefit is the greater of the specified amount plus the policy value, or a percentage of policy value.

You may change the death benefit option or specified amount within certain limits; doing so generally will affect policy charges. (p. 34) On or after the insured's attained age 100, the proceeds payable upon the death of the insured will be the greater of: (p. 35)

o the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

o the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

Transfers between the fixed account and subaccounts: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than five transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail. You can also arrange for automated transfers among the fixed account and subaccounts. (p. 37)

Policy loans: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit, policy value and NLG provisions. A loan also may have tax consequences, including IRS penalties, if your policy lapses or you surrender it. (p. 40)

Policy surrenders: You may cancel the policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges. Partial surrenders may also be available with certain limits. Surrenders may be subject to IRS taxes and penalties (including a 10% IRS penalty for those policies classified as "modified endowments" if you surrender prior to your reaching age 59 1/2).
(p. 41)


Exchange right: For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need do is transfer all of the policy value in the subaccounts to the fixed account. (p. 42)


Optional insurance benefits -- You may choose to add additional benefits to your policy at an additional cost, in the form of riders. The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions apply and are clearly described in the applicable rider. (p. 42)

Payment of policy proceeds: We will pay policy proceeds when you surrender the policy or the insured dies. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. 43)

Federal taxes: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your initial investment in the policy, the excess may be taxable as ordinary income. Part or all of any proceeds you receive through full or partial surrender, maturity, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and also may be subject to an additional 10% IRS penalty tax if you are younger than 59 1/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. 45)

Loads, Fees and Charges


Policy charges compensate IDS Life of New York for:


o    providing the insurance benefits of the policy;

o    issuing the policy;

o    administering the policy;

o    assuming certain risks in connection with the policy; and

o    distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.


--------------------------------------------------------------------------------
4 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FUND EXPENSES
The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                       Management       12b-1          Other
                                                                          fees          fees         expenses         Total
AXP(R) Variable Portfolio -
     Blue Chip Advantage Fund                                             .53%           .13%          .13%          .79%(1)
     Bond Fund                                                            .60            .13           .07           .80(1)
     Capital Resource Fund                                                .62            .13           .05           .80(1)
     Cash Management Fund                                                 .51            .13           .05           .69(1)
     Diversified Equity Income Fund                                       .56            .13           .18           .87(1)
     Emerging Markets Fund                                               1.18            .13           .44          1.75(2)
     Equity Select Fund                                                   .69            .13           .28          1.10(2)
     Extra Income Fund                                                    .62            .13           .08           .83(1)
     Federal Income Fund                                                  .61            .13           .09           .83(1)
     Global Bond Fund                                                     .84            .13           .11          1.08(1)
     Growth Fund                                                          .56            .13           .12           .81(1)
     International Fund                                                   .84            .13           .10          1.07(1)
     Managed Fund                                                         .60            .13           .04           .77(1)
     New Dimensions Fund(R)                                               .61            .13           .05           .79(1)
     Partners Small Cap Value Fund                                       1.03            .13           .32          1.48(1)
     S&P 500 Index Fund                                                   .29            .13           .08           .50(2)
     Small Cap Advantage Fund                                             .73            .13           .25          1.11(1)
     Stock Fund                                                           .56            .13           .41          1.10(2)
     Strategy Aggressive Fund                                             .62            .13           .06           .81(1)
AIM V.I.
     Capital Appreciation Fund, Series II Shares                          .61            .25           .23          1.09(3)
     Capital Development Fund, Series II Shares                           .75            .25           .43          1.43(3)
Alliance VP
     AllianceBernstein International Value Portfolio (Class B)             --            .25           .95          1.20(4)
     Growth and Income Portfolio (Class B)                                .63            .25           .04           .92(5)
American Century(R) Variable Portfolios, Inc.
     VP International, Class II                                          1.19            .25            --          1.44(6),(7)
     VP Value, Class II                                                   .86            .25            --          1.11(6),(8)
Calvert Variable Series, Inc.
     Social Balanced Portfolio                                            .70             --           .17           .87(9)
Evergreen VA
     Capital Growth Fund, Class 2                                         .80            .25           .08          1.13(10)
Fidelity(R) VIP
     Growth & Income Portfolio Service Class 2                            .48            .25           .11           .84(11)
     Mid Cap Portfolio Service Class 2                                    .58            .25           .11           .94(11)
     Overseas Portfolio Service Class 2                                   .73            .25           .20          1.18(11)
FTVIPT
     Franklin Real Estate Fund - Class 2                                  .56            .25           .03           .84(12),(13)
     Franklin Small Cap Value Securities Fund - Class 2                   .57            .25           .20          1.02(13),(14)
     Mutual Shares Securities Fund - Class 2                              .60            .25           .19          1.04(13)


--------------------------------------------------------------------------------
5 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
(continued)
                                                                    Management       12b-1          Other
                                                                       fees          fees         expenses         Total
Goldman Sachs VIT
     CORE(SM) U.S. Equity Fund                                         .70%            --%          .11%          .81%(15)
     Mid Cap Value Fund                                                .80             --           .13           .93(15)
INVESCO VIF
     Dynamics Fund                                                     .75             --           .33          1.08(16)
     Financial Services Fund                                           .75             --           .32          1.07(16)
     Technology Fund                                                   .75             --           .32          1.07(16)
     Telecommunications Fund                                           .75             --           .34          1.09(16)
Janus Aspen Series
     Global Technology Portfolio: Service Shares                       .65            .25           .05           .95(17)
     International Growth Portfolio: Service Shares                    .65            .25           .06           .96(17)
Lazard Retirement Series
     International Equity Portfolio                                    .75            .25           .25          1.25(18)
MFS(R)
     Investors Growth Stock Series - Service Class                     .75            .25           .17          1.17(19),(20)
     New Discovery Series - Service Class                              .90            .25           .16          1.31(19),(20),(21)
     Utilities Series - Service Class                                  .75            .25           .18          1.18(19),(20)
Pioneer VCT
     Pioneer Equity Income VCT Portfolio - Class II Shares             .65            .25           .12          1.02(5)
     Pioneer Europe VCT Portfolio - Class II Shares                    .51            .25          2.46          3.22(22)
Putnam Variable Trust
     Putnam VT Health Sciences Fund - Class IB Shares                  .70            .25           .09          1.04(23)
     Putnam VT International Growth Fund - Class IB Shares             .76            .25           .18          1.19(23)
     Putnam VT Vista Fund - Class IB Shares                            .61            .25           .06           .92(23)
Strong Funds
     Strong Opportunity Fund II - Advisor Class                        .75            .25           .54          1.54(24)
Wanger
     International Small Cap                                          1.24             --           .19          1.43(25)
     U.S. Smaller Companies                                            .94             --           .05           .99(25)
Wells Fargo VT
     Asset Allocation Fund                                             .49            .25           .26          1.00(26)
     International Equity Fund                                          --            .25           .75          1.00(26)
     Small Cap Growth Fund                                             .63            .25           .32          1.20(26)


  (1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

  (2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 1.05% and 2.36% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.57% and 1.39% for AXP(R) Variable Portfolio - Equity Select Fund, 0.40% and 0.82% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 1.75% and 2.44% for AXP(R) Variable Portfolio - Stock Fund.

  (3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


  (4) From 5/1/01 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund will be capped at 1.45%. Absent such waiver, "Management fees," "Other expenses," and "Total" would be 1.00%, 8.06% and 9.31%.

  (5) "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

  (6)  Annualized operating expenses of funds at Dec. 31, 2001.

  (7) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

  (8) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.



--------------------------------------------------------------------------------
6 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

  (9) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

 (10) The Total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers or reimbursements at any time. Without 12b-1 fee waivers, "Other Expenses" and "Total" were 0.24% and 1.29% for Evergreen VA Capital Growth Fund, Class L Shares.

 (11) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

 (12) The Fund administration fee is paid indirectly through the management fee.

 (13) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

 (14) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.

 (15) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

 (16) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

 (17) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. For Global Technology Portfolio, all expenses are shown without the effect of expense offset arrangements.

 (18) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

 (19) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

 (20) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series and 1.17% for Utilities Series.

 (21) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

 (22) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver and expense reimbursements. Absent this arrangement, "Management fees," "Other expenses" and "Total" would be 1.00%, 3.32% and 4.57% for Pioneer Europe VCT Portfolio.

 (23) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

 (24) The fund has adopted a Rule 12b-1 distribution plan for the Advisor Class shares. Under the distribution plan, the fund may make monthly payments to the fund's distributor at the annual rate of 1.00% of the average daily net assets of the fund attributable to its Advisor Class shares. However, under the Distribution Agreement for the Advisor Class shares, payments to the fund's distributor under the distribution plan are currently limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to Advisor Class shares. Shareholder approval is required to increase the distribution fee from 0.25% to 1.00%. The 12b-1 payments may be made for distribution-related services and other services that are primarily intended to result in the sale of Advisor Class shares of the fund. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Advisor Class shares of the fund and may cost more than other types of sales charges. The fund's distributor has voluntarily agreed to waive a portion of the fees. Absent this waiver, "Total" expenses would be 1.55%.

 (25) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

 (26) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fees," and "Total" would be 0.55% and 1.06% for Wells Fargo VT Asset Allocation Fund, 0.75% and 3.40% for Wells Fargo VT International Equity Fund and 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.


IDS Life of New York has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.


PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 3.5% of each premium payment. It partially compensates IDS Life of New York for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates IDS Life of New York for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.



--------------------------------------------------------------------------------
7 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.   the cost of insurance for the policy month;

2.   the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which you want us to take the monthly deduction, or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the no lapse guarantee is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement.")

Components of the monthly deduction:
1. Cost of Insurance: primarily, the cost of providing the death benefit under your policy. It depends on:

o    the amount of the death benefit;

o    the policy value; and

o    the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:

(a) is the monthly cost of insurance rate based on the insured's insurance age, duration, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

We set the rates based on our expectations as to future mortality experience. We reserve the right to change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


(b) is the death benefit on the monthly date divided by 1.0032737 (which reduces IDS Life of New York's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.0%).


(c) is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, and any charges for optional riders.

(d) is any flat extra insurance charges we assess as a result of special underwriting considerations.


2. Policy fee: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL IV-NY only. $0 per month for VUL IV ES-NY. This charge reimburses IDS Life of New York for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.


3. Optional insurance benefit charges: charges for any optional benefits you add to the policy by rider. (See "Optional Insurance Benefits.")


SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will assess a surrender charge.


The surrender charge reimburses IDS Life of New York for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.




--------------------------------------------------------------------------------
8 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. We will show the additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following example illustrates how we calculate the maximum surrender charge for a male, insurance age 35 qualifying for nonsmoker rates. We assume the specified amount to be $100,000.

            Lapse or surrender
           at beginning of year              Surrender charge
                     1                            $901.00
                     2                             901.00
                     3                             901.00
                     4                             901.00
                     5                             901.00
                     6                             901.00
                     7                             720.80
                     8                             540.60
                     9                             360.40
                    10                             180.20
                    11                               0.00


From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

The maximum surrender charge is the rate from the table below multiplied by the number of thousands of dollars of initial specified amount. For example, a male age 20 with a nonsmoker risk classification and an initial specified amount of $50,000 will have a maximum surrender charge of $6.61 multiplied by 50 or $330.50. As another example, a female age 75 with a smoker risk classification and an initial specified amount of $5,000,000 will have a maximum surrender charge of $33.92 multiplied by 5,000 or $169,600.


Maximum Surrender Charges (Rate per Thousand of Initial Specified Amount)

                                                 Standard              Standard
Age                                                male                 female
  0                                               $5.44                 $5.13
  1                                                5.40                  5.11
  2                                                5.45                  5.14
  3                                                5.50                  5.18
  4                                                5.55                  5.22
  5                                                5.61                  5.27
  6                                                5.67                  5.31
  7                                                5.73                  5.36
  8                                                5.81                  5.42
  9                                                5.88                  5.47
 10                                                5.96                  5.53
 11                                                6.05                  5.60
 12                                                6.14                  5.66
 13                                                6.23                  5.73
 14                                                6.33                  5.81
 15                                                6.43                  5.88
 16                                                6.52                  5.96
 17                                                6.62                  6.04
 18                                                6.72                  6.13
 19                                                6.82                  6.22

--------------------------------------------------------------------------------
9 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Maximum Surrender Charges (Rate per Thousand of Initial Specified Amount) (continued)

                            Nonsmoker       Standard       Nonsmoker    Standard
Age                           male            male          female       female
 20                         $ 6.61          $ 7.47         $ 6.19       $ 6.61
 21                           6.70            7.60           6.29         6.72
 22                           6.81            7.74           6.38         6.84
 23                           6.92            7.89           6.48         6.97
 24                           7.04            8.05           6.59         7.10
 25                           7.16            8.22           6.71         7.24
 26                           7.30            8.41           6.83         7.39
 27                           7.45            8.61           6.95         7.54
 28                           7.60            8.82           7.09         7.70
 29                           7.77            9.05           7.23         7.88
 30                           7.94            9.29           7.38         8.06
 31                           8.13            9.55           7.54         8.25
 32                           8.33            9.83           7.70         8.46
 33                           8.54           10.12           7.88         8.67
 34                           8.77           10.44           8.07         8.90
 35                           9.01           10.77           8.26         9.14
 36                           9.26           11.12           8.47         9.39
 37                           9.53           11.49           8.69         9.66
 38                           9.81           11.88           8.92         9.94
 39                          10.11           12.30           9.16        10.23
 40                          10.42           12.74           9.42        10.54
 41                          10.76           13.20           9.69        10.86
 42                          11.12           13.69           9.97        11.19
 43                          11.49           14.21          10.27        11.54
 44                          11.89           14.75          10.58        11.91
 45                          12.32           15.33          10.91        12.30
 46                          12.77           15.94          11.26        12.70
 47                          13.25           16.58          11.63        13.13
 48                          13.75           17.26          12.02        13.58
 49                          14.30           17.99          12.44        14.05
 50                          14.87           18.75          12.88        14.55
 51                          15.49           19.57          13.35        15.08
 52                          16.15           20.44          13.84        15.64
 53                          16.85           21.35          14.37        16.23
 54                          17.60           22.32          14.93        16.85
 55                          18.39           23.35          15.52        17.51
 56                          19.24           24.43          16.15        18.20
 57                          20.15           25.58          16.83        18.94
 58                          21.11           26.79          17.55        19.73
 59                          22.15           28.08          18.32        20.58
 60                          23.26           29.46          19.16        21.49
 61                          24.45           30.93          20.06        22.48
 62                          25.72           32.50          21.03        23.54
 63                          27.09           34.16          22.08        24.68
 64                          28.55           35.92          23.20        25.90

--------------------------------------------------------------------------------
10 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Maximum Surrender Charges (Rate per Thousand of Initial Specified Amount) (continued)
                            Nonsmoker       Standard       Nonsmoker    Standard
Age                           male            male          female       female

 65                         $30.11          $36.80         $24.40       $27.19
 66                          31.78           36.80          25.69        28.57
 67                          33.57           36.80          27.07        30.04
 68                          34.87           36.80          28.56        31.63
 69                          34.87           36.80          30.19        33.35
 70                          34.87           36.80          31.97        33.92
 71                          34.87           36.80          33.08        33.92
 72                          34.87           36.80          33.08        33.92
 73                          34.87           36.80          33.08        33.92
 74                          34.87           36.80          33.08        33.92
 75                          34.87           36.80          33.08        33.92
 76                          34.87           36.80          33.08        33.92
 77                          34.87           36.80          33.08        33.92
 78                          34.87           36.80          33.08        33.92
 79                          34.87           36.80          33.08        33.92
 80                          34.87           36.80          33.08        33.92
 81                          34.87           36.80          33.08        33.92
 82                          34.87           36.80          33.08        33.92
 83                          34.87           36.80          33.08        33.92
 84                          34.87           36.80          33.08        33.92
 85                          34.87           36.80          33.08        33.92


PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts for the first 10 policy years. For years 11-20 this charge equals 0.45% for VUL IV-NY and 0.30% for VUL IV ES-NY. For years 21 and after, this charge equals 0.30% for VUL IV-NY and 0.20% for VUL IV ES-NY. We reserve the right to charge up to 0.9% for all policy years. Computed daily, the charge compensates IDS Life for:


o Mortality risk -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o Expense risk -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to IDS Life of New York for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. IDS Life of New York will make up any further deficit from its general assets.


TRANSFER CHARGE
We reserve the right to limit transfers by mail or telephone to five per policy year. If we allow more than five transfers by mail or telephone per policy year, we also reserve the right to assess a fee for each transfer in excess of five made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.

OPTIONAL INSURANCE BENEFITS
The charge for additional insurance benefits added by rider will be specified in the policy or in a supplement to the policy.

OTHER INFORMATION ON CHARGES

IDS Life of New York may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual.


--------------------------------------------------------------------------------
11 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Purchasing Your Policy

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to IDS Life of New York home office. In your application, you:


o    select a specified amount of insurance;

o    select a death benefit option;

o    designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.


Age limit: IDS Life of New York generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.


Risk classification: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Optional Insurance Benefits.")

Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you.


Incontestability: IDS Life of New York will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.


RIGHT TO EXAMINE POLICY

You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life of New York's home office or your financial advisor with a written request for cancellation:

o  by the 10th day after you receive it.


On the date your request is postmarked or received, the policy will immediately be considered void from the start.


PREMIUMS
Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the first several policy years until the policy value is sufficient to cover the surrender charge, IDS Life requires that you pay the minimum initial premiums in effect in order to keep the policy in force.


You may schedule payments annually, semiannually or quarterly. (IDS Life of New York must approve payment at any other interval.) We show this premium schedule in your policy.


The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the no lapse guarantee in effect.


You may also change the amount and frequency of scheduled premium payments by written request. IDS Life of New York reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.


Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.


Premium limitations: You may make unscheduled premium payments at any time and in any amount of at least $25. IDS Life of New York reserves the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.


Also, in order to receive favorable tax treatment under the Code, premiums you pay during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as you pay them or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.


--------------------------------------------------------------------------------
12 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Allocation of premiums: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees, charges and expenses.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into a cash value, which we then convert into accumulation units of the second subaccount.

Keeping The Policy in Force

NO LAPSE GUARANTEE
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following two NLG options:

     NO LAPSE GUARANTEE TO AGE 70 (NLG-70)
     This option guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).

     The NLG-70 will remain in effect as long as:

     o    the sum of premiums paid; minus

     o    partial surrenders; minus

     o    outstanding indebtedness; equals or exceeds

     o    the NLG-70 premiums due since the policy date.

     The NLG-70 premium is shown in the policy.

     If, on a monthly date, you have not paid enough premiums to keep the NLG-70 in effect, the NLG-70 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-70 may be reinstated within two years of its termination if the policy is in force.

     NO LAPSE GUARANTEE TO AGE 100 (NLG-100)
     This option guarantees the policy will not lapse before the insured's attained insurance age 100.

     The NLG-100 will remain in effect as long as:

     o    the sum of premiums paid; minus

     o    partial surrenders; minus

     o    outstanding indebtedness; equals or exceeds

     o    the NLG-100 premiums due since the policy date.

     The NLG-100 premium is shown in the policy.

     If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-70 will be in effect. If the NLG-70 and the NLG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.

MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

--------------------------------------------------------------------------------
13 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

GRACE PERIOD
If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither of the NLG options nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.


IDS Life of New York will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.


If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, IDS Life of New York will require:


o    a written request;


o evidence satisfactory to IDS Life of New York that the insured remains insurable;


o    payment of the required reinstatement premium; and

o    payment or reinstatement of any indebtedness.

The reinstatement premium is the required premium to reinstate the policy.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement. Surrender charges will also be reinstated.


The Variable Account


The variable account was established as a separate account of IDS Life of New York pursuant to resolution of the board of directors of IDS Life of New York, adopted on Sept. 12, 1985. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life of New York. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life of New York will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.


The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

--------------------------------------------------------------------------------
14 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

The Funds
You can direct your premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


--------------- ------------------------------- -------------------------------------------- -----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies           Investment Adviser or Manager
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YBC             AXP(R) Variable Portfolio -     Objective: long-term total return            IDS Life, investment manager;
                Blue Chip Advantage Fund        exceeding that of the U.S. stock market.     AEFC, investment adviser.
                                                Invests primarily in blue chip
                                                stocks. Blue chip stocks are
                                                issued by companies with a
                                                market capitalization of at
                                                least $1 billion, an established
                                                management, a history of
                                                consistent earnings and a
                                                leading position within their
                                                respective industries.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YBD             AXP(R) Variable Portfolio -     Objective: high level of current income      IDS Life, investment manager;
                Bond Fund                       while conserving the value of the            AEFC, investment adviser.
                                                investment and continuing a high
                                                level of income for the longest
                                                time period. Invests primarily
                                                in bonds and other debt
                                                obligations.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YCR             AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests     IDS Life, investment manager;
                Capital Resource Fund           primarily in U.S. common stocks and other    AEFC, investment adviser.
                                                securities convertible into common stocks.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YCM             AXP(R) Variable Portfolio -     Objective: maximum current income            IDS Life, investment manager;
                Cash Management Fund            consistent with liquidity and stability of   AEFC, investment adviser.
                                                principal. Invests primarily in
                                                money market securities.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YDE             AXP(R) Variable Portfolio -     Objective: a high level of current income    IDS Life, investment manager;
                Diversified Equity  Income      and, as a secondary goal, steady growth of   AEFC, investment adviser.
                Fund                            capital. Invests primarily in
                                                dividend-paying common and preferred
                                                stocks.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YEM             AXP(R) Variable Portfolio -     Objective: long-term capital growth.         IDS Life, investment manager;
                Emerging Markets Fund           Invests primarily in equity securities of    AEFC, investment adviser;
                                                companies in emerging market countries.      American Express Asset Management
                                                                                             International, Inc.,  a
                                                                                             wholly-owned subsidiary of AEFC,
                                                                                             is the sub-adviser.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YES             AXP(R) Variable Portfolio -     Objective: growth of capital. Invests        IDS Life, investment manager;
                Equity Select Fund              primarily in equity securities of            AEFC, investment adviser.
                                                medium-sized companies.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YEX             AXP(R) Variable Portfolio -     Objective: high current income, with         IDS Life, investment manager;
                Extra Income Fund               capital growth as a secondary objective.     AEFC, investment adviser.
                                                Invests primarily in high-yielding,
                                                high-risk corporate bonds (junk bonds)
                                                issued by U.S. and foreign companies and
                                                governments.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YFI             AXP(R) Variable Portfolio -     Objective: a high level of current income    IDS Life, investment manager;
                Federal Income Fund             and safety of principal consistent with an   AEFC, investment adviser.
                                                investment in U.S. government and
                                                government agency securities. Invests
                                                primarily in debt obligations issued or
                                                guaranteed as to principal and interest by
                                                the U.S. government, its agencies or
                                                instrumentalities.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YGB             AXP(R) Variable Portfolio -     Objective: high total return through         IDS Life, investment manager;
                Global Bond Fund                income and growth of capital.                AEFC, investment adviser.
                                                Non-diversified fund that invests
                                                primarily in debt obligations of U.S. and
                                                foreign issuers.
--------------- ------------------------------- -------------------------------------------- -----------------------------------


--------------------------------------------------------------------------------
15 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

--------------- ------------------------------- -------------------------------------------- -----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies           Investment Adviser or Manager
--------------- ------------------------------- -------------------------------------------- -----------------------------------3
YGR             AXP(R) Variable Portfolio -     Objective: long-term capital growth.         IDS Life, investment manager;
                Growth Fund                     Invests primarily in common stocks and       AEFC, investment adviser.
                                                securities convertible into
                                                common stocks that appear to
                                                offer growth opportunities.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YIE             AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests     IDS Life, investment manager;
                International Fund              primarily in common stocks or convertible    AEFC, investment adviser.
                                                securities of foreign issuers that offer     American Express Asset Management
                                                strong growth potential.                     International, Inc., a
                                                                                             wholly-owned subsidiary of AEFC,
                                                                                             is the sub-adviser.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YMF             AXP(R) Variable Portfolio -     Objective: maximum total investment return   IDS Life, investment manager;
                Managed Fund                    through a combination of capital growth      AEFC, investment adviser.
                                                and current income. Invests
                                                primarily in a combination of
                                                common and preferred stocks,
                                                convertible securities, bonds
                                                and other debt securities.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YND             AXP(R) Variable Portfolio -     Objective: long-term growth of capital.      IDS Life, investment manager;
                New Dimensions Fund(R)          Invests primarily in common stocks showing   AEFC, investment adviser.
                                                potential for significant growth.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YPS             AXP(R) Variable Portfolio -     Objective: long term capital appreciation.   IDS Life, investment manager;
                Partners Small Cap  Value Fund  Non-diversified fund that invests            AEFC, investment adviser;  Royce
                                                primarily in equity securities.              & Associates, LLC, Third Avenue
                                                                                             Management LLC and National City
                                                                                             Investment Management Company,
                                                                                             sub-advisers.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YIV             AXP(R) Variable Portfolio -     Objective: long-term capital appreciation.   IDS Life, investment manager;
                S&P 500 Index Fund               Non-diversified fund that invests           AEFC, investment adviser.
                                                primarily in securities that are
                                                expected to provide investment
                                                results that correspond to the
                                                performance of the S&P 500
                                                Index.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YSM             AXP(R) Variable Portfolio -     Objective: long-term capital growth.         IDS Life, investment manager;
                Small Cap Advantage Fund        Invests primarily in equity stocks of        AEFC, investment adviser;
                                                small companies that are often
                                                included in Kenwood Capital
                                                Management LLC, the Russell 2000
                                                Index and/or have market
                                                sub-adviser. capitalization
                                                under $2 billion.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YST             AXP(R) Variable Portfolio -     Objective: current income and growth of      IDS Life, investment manager;
                Stock Fund                      capital. Invests primarily in common         AEFC, investment adviser.
                                                stocks and securities convertible into
                                                common stock.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YSA             AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests     IDS Life, investment manager;
                Strategy Aggressive Fund        primarily in equity securities of growth     AEFC, investment adviser.
                                                companies.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YAC             AIM V.I. Capital Appreciation   Objective: growth of capital. Invests        A I M Advisors, Inc.
                Fund, Series II Shares          principally in common stocks of companies
                                                likely to benefit from new or
                                                innovative products, services or
                                                processes as well as those with
                                                above-average long-term growth
                                                and excellent prospects for
                                                future growth.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YAD             AIM V.I. Capital Development    Objective: long term growth of capital.      A I M Advisors, Inc.
                Fund,  Series II Shares         Invests primarily in securities (including
                                                common stocks, convertible securities and
                                                bonds) of small- and medium-sized
                                                companies.
--------------- ------------------------------- -------------------------------------------- -----------------------------------


--------------------------------------------------------------------------------
16 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

--------------- ------------------------------- -------------------------------------------- -----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies           Investment Adviser or Manager
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YAB             Alliance VP AllianceBernstein   Objective: long-term growth of capital.      Alliance Capital  Management, L.P.
                International Value Portfolio   Invests primarily in a diversified
                (Class B)                       portfolio of foreign equity securities.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YAL             Alliance VP Growth and Income   Objective: reasonable current income and     Alliance Capital  Management, L.P.
                Portfolio (Class B)             reasonable appreciation. Invests primarily
                                                in dividend-paying common stocks of good
                                                quality.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YAI             American Century(R)  VP         Objective: long term capital growth.         American Century Investment
                International, Class II         Invests primarily in stocks of growing       Management, Inc.
                                                foreign companies in developed countries.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YAV             American Century(R)  VP         Objective: long-term capital growth, with    American Century Investment
                Value, Class II                 income as a secondary objective. Invests     Management, Inc.
                                                primarily in stocks of companies that
                                                management believes to be undervalued at
                                                the time of purchase.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YSB             Calvert Variable Series, Inc.   Objective: income and capital growth.        Calvert Asset Management Company,
                Social Balanced Portfolio       Invests primarily in stocks, bonds and       Inc. (CAMCO), investment adviser.
                                                money market instruments which offer         SSgA Funds Management, Inc. and
                                                income and capital growth opportunity and    Brown Capital Management are the
                                                which satisfy the investment and social      investment subadvisers.
                                                criteria.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YCG             Evergreen VA Capital Growth     Objective: long-term capital growth. The     Evergreen Investment Management
                Fund, Class 2                   fund seeks to achieve its goal by            Company, LLC. Pilgrim Baxter
                                                investing primarily in common stocks of      Value Investors, Inc. is the
                                                large U.S. companies, which the portfolio    sub-investment adviser.
                                                managers believe have  the potential for
                                                capital growth over the intermediate- and
                                                long-term.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YFG             Fidelity(R) VIP Growth &        Strategy: high total return through a        Fidelity Management & Research
                Income Portfolio Service        combination of current income and capital    Company (FMR), investment
                Class 2                         appreciation. Normally invests a majority    manager; FMR U.K. and FMR Far
                                                of assets in common stocks with a focus on   East, sub-investment advisers.
                                                those that pay current dividends and show
                                                potential for capital appreciation.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YFM             Fidelity(R) VIP Mid Cap         Strategy: long-term growth of capital.       FMR, investment manager;  FMR
                Portfolio Service Class 2       Normally invests at least 80% of assets in   U.K. and FMR Far East,
                                                companies with medium market                 sub-investment advisers.
                                                capitalization common stocks.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YFO             Fidelity(R) VIP Overseas        Strategy: long-term growth of capital.       FMR, investment manager;  FMR
                Portfolio Service Class 2       Invests primarily in common stocks of        U.K., FMR Far East,  Fidelity
                                                foreign securities.                          International Investment Advisors
                                                                                             (FIIA) and FIIA U.K.,
                                                                                             sub-investment advisers.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YRE             FTVIPT Franklin Real Estate     Objective: capital appreciation with a       Franklin Advisers, Inc.
                Fund - Class 2                  secondary goal to earn current income.
                                                Invests at least 80% of its net
                                                assets in investments of
                                                companies operating in the real
                                                estate industry. The Fund
                                                invests primarily in equity real
                                                estate investment trusts
                                                (REITs).
--------------- ------------------------------- -------------------------------------------- -----------------------------------


--------------------------------------------------------------------------------
17 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

--------------- ------------------------------- -------------------------------------------- -----------------------------------
 Subaccount     Investing In                    Investment Objectives and Policies           Investment Adviser or Manager
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YSV             FTVIPT Franklin Small Cap       Objective: long-term total return. Invests   Franklin Advisory Services, LLC
                Value Securities Fund -         at least 80% of its net assets in
                Class 2                         investments of small capitalization
                                                companies. For this Fund, small
                                                capitalization companies are those that
                                                have a market cap not exceeding
                                                $2.5 billion, at the time of
                                                purchase. Invests primarily in
                                                equity securities of companies
                                                manager believes are selling
                                                substantially below the
                                                underlying value of their assets
                                                or their private market value.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YMS             FTVIPT Mutual Shares            Objective: capital appreciation with         Franklin Mutual Advisers, LLC
                Securities Fund - Class 2       income as a secondary goal. Invests
                                                primarily in equity securities
                                                of companies that the manager
                                                believes are available at market
                                                prices less than their value
                                                based on certain recognized or
                                                objective criteria (intrinsic
                                                value).
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YUE             Goldman Sachs VIT CORE(SM)      Objective: seeks long-term growth of         Goldman Sachs Asset Management
                U.S. Equity Fund                capital and dividend income. Invests,
                                                under normal circumstances, at
                                                least 90% of its total assets
                                                (not including securities
                                                lending collateral and any
                                                investment of that collateral)
                                                measured at time of purchase, in
                                                a broadly diversified portfolio
                                                of large-cap and blue chip
                                                equity investments representing
                                                all major sectors of the U.S.
                                                economy.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YMC             Goldman Sachs VIT  Mid Cap      Objective: seeks long-term capital           Goldman Sachs Asset Management
                Value Fund                      appreciation. Invests, under normal
                                                circumstances, at least 80% of
                                                its net assets plus any
                                                borrowing for investment
                                                purposes (measured at time of
                                                purchase) in a diversified
                                                portfolio of equity investments
                                                in mid-capitalization issuers
                                                within the range of the market
                                                capitalization of companies
                                                constituting the Russell Midcap
                                                Value index at the time of
                                                investment.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YID             INVESCO VIF -  Dynamics Fund    Objective: long-term growth of capital.      INVESCO Funds Group, Inc.
                                                Invests primarily in common stocks of
                                                mid-sized companies - companies included
                                                in the  Russell Mid-Cap Growth Index at
                                                the time of purchase, or if not included
                                                in that Index, those with market
                                                capitalizations between $2.5 billion and
                                                $15 billion at the time of purchase. The
                                                Fund also has the flexibility to invest in
                                                other types of securities, including
                                                preferred stocks, convertible securities
                                                and bonds.
--------------- ------------------------------- -------------------------------------------- -----------------------------------


--------------------------------------------------------------------------------
18 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

--------------- ------------------------------- -------------------------------------------- -----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies           Investment Adviser or Manager
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YFS             INVESCO VIF - Financial         Objective: long-term growth of capital.      INVESCO Funds Group, Inc.
                Services Fund                   Aggressively managed. Invests at least 80%
                                                of its assets in the equity
                                                securities and equity-related
                                                instruments of companies
                                                involved in the financial
                                                services sector. These companies
                                                include but are not limited to,
                                                banks, insurance companies, and
                                                investment and miscellaneous
                                                industries (asset managers,
                                                brokerage firms,
                                                government-sponsored agencies
                                                and suppliers to financial
                                                services companies).
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YTC             INVESCO VIF -  Technology Fund  Objective: long-term growth of capital.      INVESCO Funds Group, Inc.
                                                The Fund is aggressively managed. Invests
                                                at least 80% of its assets in equity
                                                securities and equity-related instruments
                                                of companies engaged in technology-related
                                                industries. These include, but are not
                                                limited to, applied technology,
                                                biotechnology, communications, computers,
                                                electronics, Internet, IT services and
                                                consulting, software, telecommunications
                                                equipment and services,  IT
                                                infrastructure, and networking companies.
                                                Many of these products and services are
                                                subject to rapid obsolescence, which may
                                                lower the market value of securities of
                                                the companies in this sector.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YTL             INVESCO VIF -                   Objective: long-term growth of capital.      INVESCO Funds Group, Inc.
                Telecommunications Fund         Current income is a secondary objective.
                                                The Fund is aggressively
                                                managed. Invests at least 80% of
                                                its assets in equity securities
                                                and equity-related instruments,
                                                of companies involved in the
                                                design, development manufacture,
                                                distribution or sale of
                                                communications services and
                                                equipment, and companies that
                                                are involved in supplying
                                                equipment or services to such
                                                companies. The
                                                telecommunications sector
                                                includes companies that offer
                                                telephone services, wireless
                                                communications, satellite
                                                communications, television and
                                                movie programming, broadcasting
                                                and Internet access.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YGT             Janus Aspen Series Global       Objective: long-term growth of capital.      Janus Capital
                Technology Portfolio:           Non-diversified mutual fund that invests,
                Service Shares                  under normal circumstances, at least 80%
                                                of its net assets in securities
                                                of companies that the portfolio
                                                manager believes will benefit
                                                significantly from advances or
                                                improvements in technology. It
                                                implements this policy by
                                                investing primarily in equity
                                                securities of U.S. and foreign
                                                companies selected for their
                                                growth potential.
--------------- ------------------------------- -------------------------------------------- -----------------------------------


--------------------------------------------------------------------------------
19 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

--------------- ------------------------------- -------------------------------------------- -----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies           Investment Adviser or Manager
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YIG             Janus Aspen Series              Objective: long-term growth of capital.      Janus Capital
                International Growth            Invests, under normal circumstances, at
                Portfolio: Service Shares       least 80% of its net assets in securities
                                                of issuers from at least five
                                                different countries, excluding
                                                the United States. Although the
                                                Portfolio intends to invest
                                                substantially all of its assets
                                                in issuers located outside the
                                                United States, it may at times
                                                invest in U.S. issuers and it
                                                may at times invest all of its
                                                assets in fewer than five
                                                countries or even a single
                                                country.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YIP             Lazard Retirement               Objective: long-term capital appreciation.   Lazard Asset Management
                International Equity Portfolio  Invests primarily in equity securities, principally common stocks of
                                                relatively large non-U.S.
                                                companies with market
                                                capitalizations in the range of
                                                the Morgan Stanley Capital
                                                International (MSCI) Europe,
                                                Australia and Far East (EAFE(R))
                                                Index that the Investment
                                                Manager believes are undervalued
                                                based on their earnings, cash
                                                flow or asset values.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YGW             MFS(R) Investors Growth Stock   Objective: long-term growth of capital and   MFS Investment Management(R)
                Series - Service Class          future income. Invests at least 80% of its
                                                total assets in common stocks
                                                and related securities of
                                                companies which MFS believes
                                                offer better than average
                                                prospects for long-term growth.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YDS             MFS(R) New Discovery  Series    Objective: capital appreciation. Invests     MFS Investment Management(R)
                - Service Class                 primarily in equity securities of emerging
                                                growth companies.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YUT             MFS(R) Utilities Series -       Objective: capital growth and current        MFS Investment Management(R)
                Service Class                   income. Invests primarily in equity and
                                                debt securities  of domestic and foreign
                                                companies in the  utilities industry.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YPE             Pioneer Equity Income VCT       Objective: current income and long-term      Pioneer Investment Management,
                Portfolio - Class II Shares     growth of capital from a portfolio           Inc.
                                                consisting primarily of income
                                                producing equity securities of
                                                U.S. corporations. Invests
                                                primarily in common stocks,
                                                preferred stocks and interests
                                                in real estate investment trusts
                                                (REITs). Normally, the portfolio
                                                invests at least 80% of its
                                                total assets in income producing
                                                equity securities. The remainder
                                                of the portfolio may be invested
                                                in debt securities, most of
                                                which are expected to be
                                                convertible into common stocks.
--------------- ------------------------------- -------------------------------------------- -----------------------------------


--------------------------------------------------------------------------------
20 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

--------------- ------------------------------- -------------------------------------------- -----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies           Investment Adviser or Manager
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YEU             Pioneer Europe VCT  Portfolio   Objective: long-term growth of capital.      Pioneer Investment Management,
                - Class II Shares               Invests primarily in equity securities of    Inc.
                                                European issuers including
                                                common stocks, preferred stocks,
                                                rights, depositary receipts,
                                                warrants and debt securities
                                                convertible into common stock.
                                                Normally, the portfolio invests
                                                80% of its total assets in
                                                equity securities of European
                                                issuers. The portfolio may also
                                                purchase forward foreign
                                                currency contracts in connection
                                                with its investments.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YHS             Putnam VT Health Sciences       Objective: capital appreciation. The fund    Putnam Investment  Management, LLC
                Fund - Class IB Shares          seeks its goal by investing at least 80%
                                                of its net assets in common stocks of U.S.
                                                companies in the health sciences
                                                industries, with a focus on growth stocks.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YPI             Putnam VT International         Objective: capital appreciation. The fund    Putnam Investment  Management, LLC
                Growth Fund -  Class IB Shares  seeks its goal by investing mainly in common stocks of companies outside the
                                                United States.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YVS             Putnam VT Vista Fund -  Class   Objective: capital appreciation. The fund    Putnam Investment Management, LLC
                IB Shares                       seeks its goal by investing mainly in
                                                common stocks of U.S. companies with a
                                                focus on  growth stocks.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YSO             Strong Opportunity Fund II -    Objective: seeks capital growth. Invests     Strong Capital Management, Inc.
                Advisor Class                   primarily in common stocks of medium
                                                capitalization companies that
                                                the Fund's managers believe are
                                                underpriced, yet have attractive
                                                growth prospects.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YIC             Wanger International  Small     Objective: long-term growth of capital.      Liberty Wanger Asset  Management,
                Cap                             Invests primarily in stocks of small- and    L.P.
                                                medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YSP             Wanger U.S. Smaller Companies   Objective: long-term growth of capital.      Liberty Wanger Asset  Management,
                                                Invests primarily in stocks of small- and    L.P.
                                                medium-size U.S. companies with
                                                capitalizations of less  than $5 billion.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YAA             Wells Fargo VT Asset            Objective: long-term total return,           Wells Fargo Funds Management,
                Allocation Fund                 consistent with reasonable risk. Invests     LLC, adviser; Wells Capital
                                                primarily in the securities of various       Management Incorporated,
                                                indexes to replicate the total return of     sub-adviser.
                                                the index. We use an asset allocation
                                                model to allocate and reallocate assets
                                                among common stocks (S&P 500 Index), U.S.
                                                Treasury bonds (Lehman Brothers 20+
                                                Treasury Index) and money market
                                                instruments, operating from a target
                                                allocation of 60% stocks and 40% bonds.
--------------- ------------------------------- -------------------------------------------- -----------------------------------


--------------------------------------------------------------------------------
21 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

--------------- ------------------------------- -------------------------------------------- -----------------------------------
Subaccount      Investing In                    Investment Objectives and Policies           Investment Adviser or Manager
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YWI             Wells Fargo VT International    Objective: total return with an emphasis     Wells Fargo Funds Management,
                Equity Fund                     on capital appreciation over the             LLC, adviser; Wells Capital
                                                long-term. Invests primarily in
                                                equity Management Incorporated,
                                                securities of non-U.S.
                                                companies. sub-adviser.
--------------- ------------------------------- -------------------------------------------- -----------------------------------
YWS             Wells Fargo VT Small Cap        Objective: long-term capital appreciation.   Wells Fargo Funds Management,
                Growth Fund                     Invests primarily in common stocks issued    LLC, adviser; Wells Capital
                                                by companies whose market
                                                capitalization Management
                                                Incorporated, falls within the
                                                range of the Russell 2000
                                                sub-adviser. Index, which is
                                                considered a small
                                                capitalization index.
--------------- ------------------------------- -------------------------------------------- -----------------------------------


FUND OBJECTIVES
A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Diversification: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

--------------------------------------------------------------------------------
22 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Rates of Return of the Funds and Subaccounts

This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, Fees and Charges."

Rates of return of the funds: In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.

Average Annual Total Return for Period ending Dec. 31, 2001

                                                                                                              10 years or since
Fund                                                                     1 year        3 years       5 years    commencement
AXP(R) Variable Portfolio -
     Blue Chip Advantage Fund (9/99)(1)                                 (16.49%)           --%           --%       (6.91%)
     Bond Fund (10/81)(1)                                                 7.67           4.90          4.98         7.21
     Capital Resource Fund (10/81)(1)                                   (18.11)         (5.78)         5.20         6.81
     Cash Management Fund (10/81)(1)
     (1.64% Simple, 1.65% Compound)(2)                                    3.74           4.76          4.92         4.48
     Diversified Equity Income Fund (9/99)(1)                             2.14             --            --         2.64
     Emerging Markets Fund (5/00)(1)                                     (1.38)            --            --       (17.58)
     Equity Select Fund (5/01)(1)                                           --             --            --        (1.04)(3)
     Extra Income Fund (5/96)(1)                                          4.93           0.36          1.84         2.63
     Federal Income Fund (9/99)(1)                                        6.29             --            --         6.61
     Global Bond Fund (5/96)(1)                                           1.34           0.01          2.33         3.44
     Growth Fund (9/99)(1)                                              (30.95)            --            --       (16.01)
     International Fund (1/92)(1)                                       (28.69)         (7.97)        (1.49)        3.81
     Managed Fund (4/86)(1)                                             (10.59)          0.10          6.78         8.74
     New Dimensions Fund(R) (5/96)(1)                                   (16.71)         (0.01)         9.85        10.77
     Partners Small Cap Value Fund (8/01)(1)                                --             --            --         7.04(3)
     S&P 500 Index Fund (5/00)(1)                                       (12.46)            --            --       (13.22)
     Small Cap Advantage Fund (9/99)(1)                                  (6.53)            --            --         4.39
     Stock Fund (8/01)(1)                                                   --             --            --        (3.09)(3)
     Strategy Aggressive Fund (1/92)(1)                                  32.91          (2.42)         1.44         6.65
AIM V.I.
     Capital Appreciation Fund, Series II Shares (5/93)(1),(4)          (23.28)         (0.39)         6.00        11.75
     Capital Development Fund, Series II Shares (5/98)(1),(4)            (8.08)          9.04            --         5.07
Alliance VP
     AllianceBernstein International Value Portfolio (Class B)
     (5/01)(1),(5)                                                          --             --            --        (3.71)(3)
     Growth and Income Portfolio (Class B) (1/91)(1),(6)                  0.15             --         14.66        13.85
American Century(R) Variable Portfolios, Inc.
     VP International, Class II (5/94)(1),(7)                           (29.17)         (1.13)         6.37         6.84
     VP Value, Class II (5/96)(1),(7)                                    12.82           9.74         11.80        12.61
Calvert Variable Series, Inc.
     Social Balanced Portfolio (9/86)(1)                                 (6.94)          0.39          7.15         8.79

--------------------------------------------------------------------------------
23 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Average Annual Total Return for Period ending Dec. 31, 2001 (continued)
                                                                                                              10 years or since
Fund                                                                     1 year        3 years       5 years    commencement
Evergreen VA
     Capital Growth Fund, Class 2 (3/98)(1),(8)                         (13.01%)         2.92%           --%        4.52%
Fidelity(R) VIP
     Growth & Income Portfolio Service Class 2 (12/96)(1),(9)            (9.01)         (1.54)         9.93         9.70
     Mid Cap Portfolio Service Class 2 (12/98)(1),(9)                    (3.51)         24.21            --        25.37
     Overseas Portfolio Service Class 2 (1/87)(1),(9)                   (21.20)         (3.24)         2.63         5.84
FTVIPT
     Franklin Real Estate Fund - Class 2 (1/89)(1),(4),(10)               7.88           9.95          5.94        11.45
     Franklin Small Cap Value Securities Fund -
     Class 2 (5/98)(1),(10)                                              13.79          12.99            --         3.23
     Mutual Shares Securities Fund - Class 2 (11/96)(1),(10)              7.04          11.25         10.16        10.60
Goldman Sachs VIT
     CORE(SM) U.S. Equity Fund (2/98)(1),(11)
     Mid Cap Value Fund (5/98)(1)                                         6.82          11.51            --         5.06
INVESCO VIF
     Dynamics Fund (8/97)(1)                                            (31.14)          1.10            --         5.75
     Financial Services Fund (9/99)(1)                                   (9.88)            --            --        10.22
     Technology Fund (5/97)(1)                                          (45.82)          2.42            --         9.96
     Telecommunications Fund (9/99)(1)                                  (54.00)            --            --       (22.54)
Janus Aspen Series
     Global Technology Portfolio: Service Shares
     (1/00)(1),(12)                                                     (37.31)            --            --       (36.41)
     International Growth Portfolio: Service Shares
     (5/94)(1),(12),(13)                                                (23.43)          4.85          9.78        13.47
Lazard Retirement Series
     International Equity Portfolio (9/98)(1)                           (24.06)         (5.89)           --        (1.97)
MFS(R)
     Investors Growth Stock Series - Service Class
     (5/99)(1),(14)                                                     (24.83)            --            --        (0.50)
     New Discovery Series - Service Class (5/98)(1),(14)                 (5.25)         17.19            --        14.53
     Utilities Series - Service Class (1/95)(1),(14)                    (24.20)          2.01         10.54        14.77
Pioneer VCT
     Pioneer Equity Income VCT Portfolio - Class II Shares
     (3/95)(1),(15)                                                      (7.15)          2.38         11.96        14.29
     Pioneer Europe VCT Portfolio - Class II Shares
     (10/98)(1),(16)                                                    (22.85)         (7.01)           --        (4.93)
Putnam Variable Trust
     Putnam VT Health Sciences Fund - Class IB Shares
     (4/98)(1),(17)                                                     (19.75)          2.31            --         4.41
     Putnam VT International Growth Fund - Class IB
     Shares (1/97)(1),(17),(18)                                         (20.61)          4.74            --         9.58
     Putnam VT Vista Fund - Class IB Shares
     (1/97)(1),(17),(18)                                                (33.50)         (0.90)           --         7.44
Strong Funds
     Strong Opportunity Fund II - Advisor Class
     (5/92)(1),(19)                                                      (4.16)         10.98         14.06        16.16

--------------------------------------------------------------------------------
24 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Average Annual Total Return for Period ending Dec. 31, 2001 (continued)
                                                                                                              10 years or since
Fund                                                                     1 year        3 years       5 years    commencement
Wanger
     International Small Cap (5/95)(1)                                  (21.27%)         8.75%         8.07%       15.53%
     U.S. Smaller Companies (5/95)(1)                                    11.39           8.56         12.47        18.27
Wells Fargo VT
     Asset Allocation Fund (4/94)(1),(20)                                (6.96)          0.91          9.24        11.16
     International Equity Fund (7/00)(1)                                (16.09)            --            --       (17.32)
     Small Cap Growth Fund (5/95)(1),(21)                               (24.37)         (0.89)        (1.78)        5.10

  (1)  (Commencement date of the fund.)

  (2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

  (3)  Cumulative return (not annualized) since commencement date of the fund.

  (4) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

  (5) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
  (6) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (7) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

  (8) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

  (9) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

 (10) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

 (11)  CORE(SM) is a service mark of Goldman, Sachs & Co.

 (12) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

 (13) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

 (14) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

 (15) Performance of the portfolio's Class I shares are from inception date of Sep. 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

 (16) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class IIshares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

 (17) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

 (18) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

 (19) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

 (20) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

 (21) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


--------------------------------------------------------------------------------
25 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Rates of Return of Subaccounts
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average annual rates of return in the following tables reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 3.5% premium expense charge. In the second table the rates of return do not reflect the 3.5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

Average  Annual Total Return  Reflecting  the 3.5%  Premium  Expense  Charge For
Period Ending Dec. 31,--

                                                              Performance since                      Performance since
                                                        commencement of the subaccount           commencement of the fund
                                                                                   Since                                    Since
Subaccount   Investing in                              1 year  5 years 10 years commencement  1 year  5 years 10 years  commencement
         AXP(R) Variable Portfolio -
YBC        Blue Chip Advantage Fund (5/00; 9/99)(1)     --%     --%      --%        --%        --%     --%      --%         --%
YBD        Bond Fund (5/00; 10/81)(1)
YCR        Capital Resource Fund (5/00; 10/81)(1)
YCM        Cash Management Fund (5/00; 10/81)(1)
YDE        Diversified Equity Income Fund
           (5/00; 9/99)(1)
YEM        Emerging Markets Fund (5/00; 5/00)(1)
YES        Equity Select Fund (5/02; 5/01)(1)                                        (2)                                     (3)
YEX        Extra Income Fund (5/00; 5/96)(1)
YFI        Federal Income Fund (5/00; 9/99)(1)
YGB        Global Bond Fund (5/00; 5/96)(1)
YGR        Growth Fund (5/00; 9/99)(1)
YIE        International Fund (5/00; 1/92)(1)
YMF        Managed Fund (5/00; 4/86)(1)
YND        New Dimensions Fund(R) (11/99; 5/96)(1)
YPS        Partners Small Cap Value Fund
           (5/02; 8/01)(1)                                                           (2)                                     (3)
YIV        S&P 500 Index Fund (5/00; 5/00)(1)
YSM        Small Cap Advantage Fund (5/00; 9/99)(1)
YST        Stock Fund (5/02; 8/01)(1)                                                (2)                                     (3)
YSA        Strategy Aggressive Fund (5/00; 1/92)(1)
         AIM V.I.
YAC        Capital Appreciation Fund,
           Series II Shares (5/02; 5/93)(1),(4)                                      (2)
YAD        Capital Development Fund,
           Series II Shares (5/02; 5/98)(1),(4)                                      (2)
         Alliance VP
YAB        AllianceBernstein International
           Value Portfolio (Class B)
           (5/02; 5/01)(1),(5)                                                       (2)                                     (3)
YAL        Growth and Income Portfolio
           (Class B) (5/02; 1/91)(1),(6)                                             (2)
         American Century(R) Variable
         Portfolios, Inc.
YAI        VP International, Class II
           (5/02; 5/94)(1),(7)                                                       (2)
YAV        VP Value, Class II (5/02; 5/96)(1),(7)                                    (2)
         Calvert Variable Series, Inc.
YSB        Social Balanced Portfolio (5/00; 9/86)(1)


--------------------------------------------------------------------------------
26 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Average  Annual Total Return  Reflecting  the 3.5%  Premium  Expense  Charge For
Period Ending Dec. 31,-- (continued)

                                                              Performance since                      Performance since
                                                        commencement of the subaccount           commencement of the fund
                                                                                   Since                                    Since
Subaccount Investing in                                1 year  5 years 10 years commencement  1 year  5 years 10 years  commencement
         Evergreen VA
YCG        Capital Growth Fund, Class 2
           (5/02; 3/98)(1),(8)                          --%     --%      --%       --%(2)      --%     --%      --%         --%
         Fidelity(R) VIP
YFG        Growth & Income Portfolio
           Service Class 2 (5/02; 12/96)(1),(9)                                      (2)
YFM        Mid Cap Portfolio Service Class 2
           (5/02; 12/98)(1),(9)                                                      (2)
YFO        Overseas Portfolio Service Class 2
           (5/02; 1/87)(1),(9)                                                       (2)
         FTVIPT
YRE        Franklin Real Estate Fund - Class 2
           (5/00; 1/89)(1),(10)
YSV        Franklin Small Cap Value Securities Fund -
           Class 2 (5/00; 5/98)(1),(10)
YMS        Mutual Shares Securities Fund -
           Class 2 (5/02; 11/96)(1),(10)                                             (2)
         Goldman Sachs VIT
YUE        CORE(SM) U.S. Equity Fund
           (5/00; 2/98)(1),(11)
YMC        Mid Cap Value Fund (5/00; 5/98)(1)
         INVESCO VIF
YID        Dynamics Fund (5/02; 8/97)(1)                                             (2)
YFS        Financial Services Fund (5/02; 9/99)(1)                                   (2)
YTC        Technology Fund (5/02; 5/97)(1)                                           (2)
YTL        Telecommunications Fund (5/02; 9/99)(1)                                   (2)
         Janus Aspen Series
YGT        Global Technology Portfolio:
           Service Shares (5/00; 1/00)(1),(12)
YIG        International Growth Portfolio:
           Service Shares (5/00; 5/94)(1),(12),(13)
         Lazard Retirement Series
YIP        International Equity Portfolio
           (5/00; 9/98)(1)
         MFS(R)
YGW        Investors Growth Stock Series -
           Service Class (5/00; 5/99)(1),(14)
YDS        New Discovery Series -
           Service Class (5/00; 5/98)(1),(14)
YUT        Utilities Series - Service Class
           (5/02; 1/95)(1),(14)                                                      (2)
         Pioneer VCT
YPE        Pioneer Equity Income VCT Portfolio -
           Class II Shares (5/02; 3/95)(1),(15)                                      (2)
YEU        Pioneer Europe VCT Portfolio -
           Class II Shares (5/02; 10/98)(1),(16)                                     (2)
         Putnam Variable Trust
YHS        Putnam VT Health Sciences Fund -
           Class IB Shares (5/02; 4/98)(1),(17)                                      (2)
YPI        Putnam VT International Growth
           Fund - Class IB Shares
           (5/02; 1/97)(1),(17),(18)                                                 (2)


--------------------------------------------------------------------------------
27 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Average  Annual Total Return  Reflecting  the 3.5%  Premium  Expense  Charge For
Period Ending Dec. 31,-- (continued)

                                                              Performance since                      Performance since
                                                        commencement of the subaccount           commencement of the fund
                                                                                   Since                                    Since
Subaccount Investing in                                1 year  5 years 10 years commencement  1 year  5 years 10 years  commencement
YVS        Putnam VT Vista Fund -
           Class IB Shares (5/00; 1/97)(1),(17),(18)    --%     --%      --%        --%        --%     --%      --%         --%
         Strong Funds
YSO        Strong Opportunity Fund II - Advisor Class
           (5/02; 5/92)(1),(19)                                                      (2)
         Wanger
YIC        International Small Cap (5/00; 5/95)(1)
YSP        U.S. Smaller Companies (5/00; 5/95)(1)
         Wells Fargo VT
YAA        Asset Allocation Fund (5/02; 4/94)(1),(20)                                (2)
YWI        International Equity Fund (5/02; 7/00)(1)                                 (2)
YWS        Small Cap Growth Fund (5/02; 5/95)(1),(21)                                (2)


  (1)  (Commencement date of the subaccount; Commencement date of the fund.)

  (2) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

  (3)  Cumulative return (not annualized) since commencement date of the fund.

  (4) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

  (5) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (6) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (7) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

  (8) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

  (9) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

 (10) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

 (11)  CORE(SM) is a service mark of Goldman, Sachs & Co.

 (12) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

 (13) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

 (14) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

 (15) Performance of the portfolio's Class I shares are from inception date of Sep. 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

 (16) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

 (17) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

 (18) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.

 (19) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

 (20) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

 (21) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.



--------------------------------------------------------------------------------
28 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Average Annual Total Return Without  Reflecting the 3.5% Premium  Expense Charge
For Period Ending Dec. 31,--

                                                              Performance since                      Performance since
                                                        commencement of the subaccount           commencement of the fund
                                                                                   Since                                    Since
Subaccount Investing in                                1 year  5 years 10 years commencement  1 year  5 years 10 years  commencement
         AXP(R) Variable Portfolio -
YBC        Blue Chip Advantage Fund (5/00; 9/99)(1)     --%     --%      --%        --%        --%     --%      --%         --%
YBD        Bond Fund (5/00; 10/81)(1)
YCR        Capital Resource Fund (5/00; 10/81)(1)
YCM        Cash Management Fund (5/00; 10/81)(1)
YDE        Diversified Equity Income Fund
           (5/00; 9/99)(1)
YEM        Emerging Markets Fund (5/00; 5/00)(1)
YES        Equity Select Fund (5/02; 5/01)(1)                                        (2)                                     (3)
YEX        Extra Income Fund (5/00; 5/96)(1)
YFI        Federal Income Fund (5/00; 9/99)(1)
YGB        Global Bond Fund (5/00; 5/96)(1)
YGR        Growth Fund (5/00; 9/99)(1)
YIE        International Fund (5/00; 1/92)(1)
YMF        Managed Fund (5/00; 4/86)(1)
YND        New Dimensions Fund(R) (11/99; 5/96)(1)
YPS        Partners Small Cap Value Fund
           (5/02; 8/01)(1)                                                           (2)                                     (3)
YIV        S&P 500 Index Fund (5/00; 5/00)(1)
YSM        Small Cap Advantage Fund (5/00; 9/99)(1)
YST        Stock Fund (5/02; 8/01)(1)                                                (2)                                     (3)
YSA        Strategy Aggressive Fund (5/00; 1/92)(1)
         AIM V.I.
YAC        Capital Appreciation Fund,
           Series II Shares (5/02; 5/93)(1),(4)                                      (2)
YAD        Capital Development Fund,
           Series II Shares (5/02; 5/98)(1),(4)                                      (2)
         Alliance VP
YAB        AllianceBernstein International
           Value Portfolio
           (Class B) (5/02; 5/01)(1),(5)                                             (2)                                     (3)
YAL        Growth and Income Portfolio
           (Class B) (5/02; 1/91)(1),(6)                                             (2)
         American Century(R) Variable
         Portfolios, Inc.
YAI        VP International, Class II
           (5/02; 5/94)(1),(7)                                                       (2)
YAV        VP Value, Class II (5/02; 5/96)(1),(7)                                    (2)
         Calvert Variable Series, Inc.
YSB        Social Balanced Portfolio
           (5/00; 9/86)(1)
         Evergreen VA
YCG        Capital Growth Fund, Class 2
           (5/02; 3/98)(1),(8)                                                       (2)
         Fidelity(R) VIP
YFG        Growth & Income Portfolio
           (Service Class 2) (5/02; 12/96)(1),(9)                                    (2)
YFM        Mid Cap Portfolio (Service Class 2)
           (5/02; 12/98)(1),(9)                                                      (2)
YFO        Overseas Portfolio (Service Class 2)
           (5/02; 1/87)(1),(9)                                                       (2)


--------------------------------------------------------------------------------
29 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Average Annual Total Return Without  Reflecting the 3.5% Premium  Expense Charge
For Period Ending Dec. 31,-- (continued)

                                                              Performance since                      Performance since
                                                        commencement of the subaccount           commencement of the fund
                                                                                   Since                                    Since
Subaccount Investing in                                1 year  5 years 10 years commencement  1 year  5 years 10 years  commencement
         FTVIPT
YRE        Franklin Real Estate Fund - Class 2
           (5/00; 1/89)(1),(10)                         --%     --%      --%        --%        --%     --%      --%         --%
YSV        Franklin Small Cap Value Securities
           Fund - Class 2 (5/00; 5/98)(1),(10)
YMS        Mutual Shares Securities Fund -
           Class 2 (5/02; 11/96)(1),(10)                                             (2)
         Goldman Sachs VIT
YUE        CORE(SM) U.S. Equity Fund
           (5/00; 2/98)(1),(11)
YMC        Mid Cap Value Fund (5/00; 5/98)(1)
         INVESCO VIF
YID        Dynamics Fund (5/02; 8/97)(1)                                             (2)
YFS        Financial Services Fund (5/02; 9/99)(1)                                   (2)
YTC        Technology Fund (5/02; 5/97)(1)                                           (2)
YTL        Telecommunications Fund (5/02; 9/99)(1)                                   (2)
         Janus Aspen Series
YGT        Global Technology Portfolio:
           Service Shares (5/00; 1/00)(1),(12)
YIG        International Growth Portfolio:
           Service Shares (5/00; 5/94)(1),(12),(13)
         Lazard Retirement Series
YIP        International Equity Portfolio
           (5/00; 9/98)(1)
         MFS(R)
YGW        Investors Growth Stock Series -
           Service Class (5/00; 5/99)(1),(14)
YDS        New Discovery Series -
           Service Class (5/00; 5/98)(1),(14)
YUT        Utilities Series - Service Class
           (5/02; 1/95)(1),(14)                                                      (2)
         Pioneer VCT
YPE        Pioneer Equity Income VCT Portfolio -
           Class II Shares (5/02; 3/95)(1),(15)                                      (2)
YEU        Pioneer Europe VCT Portfolio -
           Class II Shares (5/02; 10/98)(1),(16)                                     (2)
         Putnam Variable Trust
YHS        Putnam VT Health Sciences Fund -
           Class IB Shares (5/02; 4/98)(1),(17)                                      (2)
YPI        Putnam VT International Growth
           Fund - Class IB Shares
           (5/02; 1/97)(1),(17),(18)                                                 (2)
YVS        Putnam VT Vista Fund -
           Class IB Shares (5/00; 1/97)(1),(17),(18)
         Strong Funds
YSO        Strong Opportunity Fund II - Advisor Class
           (5/02; 5/92)(1),(19)                                                      (2)


--------------------------------------------------------------------------------
30 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Average Annual Total Return Without  Reflecting the 3.5% Premium  Expense Charge
For Period Ending Dec. 31,-- (continued)

                                                              Performance since                      Performance since
                                                        commencement of the subaccount           commencement of the fund
                                                                                   Since                                    Since
Subaccount Investing in                                1 year  5 years 10 years commencement  1 year  5 years 10 years  commencement
         Wanger
YIC        International Small Cap (5/00; 5/95)(1)      --%     --%      --%        --%        --%     --%      --%         --%
YSP        U.S. Smaller Companies (5/00; 5/95)(1)
         Wells Fargo VT
YAA        Asset Allocation Fund (5/02; 4/94)(1),(20)                                (2)
YWI        International Equity Fund (5/02; 7/00)(1)                                 (2)
YWS        Small Cap Growth Fund (5/02; 5/95)(1),(21)                                (2)


  (1)  (Commencement date of the subaccount; Commencement date of the fund.)

  (2) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

  (3)  Cumulative return (not annualized) since commencement date of the fund.

  (4) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

  (5) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (6) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (7) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

  (8) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

  (9) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

 (10) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

 (11)  CORE(SM) is a service mark of Goldman, Sachs & Co.

 (12) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

 (13) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

 (14) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

 (15) Performance of the portfolio's Class I shares are from inception date of Sep. 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

 (16) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class IIshares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

 (17) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

 (18) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.

 (19) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

 (20) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

 (21) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

--------------------------------------------------------------------------------
31 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

The Fixed Account

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts").


The fixed account is the general investment account of IDS Life of New York. It includes all assets owned by IDS Life of New York other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life of New York has sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life of New York guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.0%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life of New York. IDS Life of New York bears the full investment risk for amounts allocated to the fixed account. IDS Life of New York is not obligated to credit interest at any rate higher than 4.0%, although we may do so at our sole discretion. Rates higher than 4.0% may change from time to time, at the discretion of IDS Life of New York, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing IDS Life of New York policies, product design, competition and IDS Life of New York revenues and expenses.


We will not credit interest in excess of 4.0% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Policy Value

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE
The value in the fixed account on the policy date (when the policy is issued) equals the portion of your initial net premium that you have allocated to the fixed account, plus interest accrued before the policy date, minus the portion of the monthly deduction for the first policy month that you have allocated to the fixed account.

On any later date, the value in the fixed account equals:

o    the value on the previous monthly date; plus

o    net premiums allocated to the fixed account since the last monthly date;
     plus

o any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus

o    accrued interest on all of the above; minus

o any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus

o any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus

o interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES
The value in each subaccount changes daily, depending on the investment performance of the fund in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You, as owner, bear the entire investment risk.

Calculation of subaccount value: The value of each subaccount on the policy date equals:

o    the portion of your initial net premium allocated to the subaccount; plus

o    interest accrued before the policy date; minus

o the portion of the monthly deduction for the first policy month allocated to that subaccount.

--------------------------------------------------------------------------------
32 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

The value of each subaccount on each valuation date equals:

o the value of the subaccount on the preceding valuation date, multiplied by the net investment factor for the current valuation period (explained below); plus

o net premiums received and allocated to the subaccount during the current valuation period; plus

o any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; minus

o any transfers from the subaccount including loan transfers during the current valuation period; minus

o any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus

o any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.

Accumulation units: We convert the policy value to each subaccount into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, a certain number of accumulation units are credited to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, a certain number of accumulation units are subtracted.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund and on certain charges. Here's how unit values are calculated:

Number of units: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

Accumulation unit value: The current value for each subaccount equals the last value times the current net investment factor.

Net investment factor: Determined at the end of each valuation period, this factor equals: (a divided by b) - c,

where:

(a) equals:

     o   net asset value per share of the fund; plus

     o per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus

     o any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:

     o net asset value per share of the fund at the end of the preceding valuation period; plus

     o any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge, as described in "Loads, Fees and Charges," above.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments allocated to the subaccounts;

o    transfers into or out of the subaccount(s);

o    partial surrenders and partial surrender fees;

o    surrender charges; and/or

o    monthly deductions.

Accumulation unit values will fluctuate due to:

o    changes in underlying funds(s) net asset value;

o    dividends distributed to the subaccount(s);

o    capital gains or losses of underlying funds;

o    fund operating expenses; and/or

o    mortality and expense risk charges.

--------------------------------------------------------------------------------
33 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Proceeds Payable Upon Death

We will pay a benefit to the beneficiary of the policy when the insured dies.

If that death is prior to the insured's attained insurance age 100, the death benefit is the greater of the specified amount or the policy value multiplied by the death benefit factor in the table below. The proceeds payable are the death benefit amount minus outstanding indebtedness.

If that death is on or after the insured's attained insurance age 100, the amount payable is the greater of:

o the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

o the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

Applicable percentage table

Insured's attained       Applicable percentage               Insured's attained               Applicable percentage
insurance age               of policy value                     insurance age                    of policy value
40 or younger                    250%                                61                               128%
41                               243                                 62                               126
42                               236                                 63                               124
43                               229                                 64                               122
44                               222                                 65                               120
45                               215                                 66                               119
46                               209                                 67                               118
47                               203                                 68                               117
48                               197                                 69                               116
49                               191                                 70                               115
50                               185                                 71                               113
51                               178                                 72                               111
52                               171                                 73                               109
53                               164                                 74                               107
54                               157                              75-90                               105
55                               150                                 91                               104
56                               146                                 92                               103
57                               142                                 93                               102
58                               138                                 94                               101
59                               134                             95-100                               100
60                               130

The percentage is designed to ensure that the policy meets the provisions of federal tax law which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

--------------------------------------------------------------------------------
34 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Option 2 (variable amount): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

o    the policy value plus the specified amount; or

o the applicable percentage of policy value (from the preceding table) on the date of the insureds death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

Examples:                               Option 1             Option 2
Specified amount                        $100,000             $100,000
Policy value                            $  5,000             $  5,000
Death benefit                           $100,000             $105,000
Policy value increases to               $  8,000             $  8,000
Death benefit                           $100,000             $108,000
Policy value decreases to               $  3,000             $  3,000
Death benefit                           $100,000             $103,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because IDS Life of New York's net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.


CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

o Monthly deduction because the cost of insurance depends upon the specified amount.

o    Minimum initial premium.

o    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to increase or decrease the specified amount at any time. Changes in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."


Increases: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. IDS Life of New York will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.


An increase in the specified amount will have the following effect on policy costs:

o Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

o    Charges for certain optional insurance benefits may increase.

o    The minimum initial premium and the NLG premiums will increase.

o    The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly anniversary. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless an NLG option or the minimum initial premium period is in effect.

--------------------------------------------------------------------------------
35 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Decreases: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in the coverage cannot reduce the initial specified amount below the following amounts:

All Band Years             Minimum Specified Amount
Year 1                     100% of the initial specified amount
Years 2-5                  75% of the initial specified amount
Years 6-10                 50% of the initial specified amount
Years 11-15                25% of the initial specified amount
Years 16+                  $1,000

A decrease in specified amount will affect your costs as follows:

o Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

o    Charges for certain optional insurance benefits may decrease.

o    The minimum initial premium and the NLG premiums will decrease.

o    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

o    First from the portion due to the most recent increase;

o    Next from portions due to the next most recent increases successively;
     and

o    Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX
If the insured's age or sex has been misstated, the proceeds payable upon death will be:

o    the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o    the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.


BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life of New York, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.


--------------------------------------------------------------------------------
36 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. Currently, there is no charge for transfers. Before transferring policy value, you should consider the risks involved in changing investments.

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners, we may apply modifications or restrictions in any reasonable manner to prevent transfers. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o    not accepting telephone or electronic transfer requests;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

o limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o    For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o    For automated transfers -- $50.

--------------------------------------------------------------------------------
37 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

o    None.

From the fixed account to a subaccount:

o    None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
Twelve automated transfers per policy year are allowed. In addition, you may make transfers by mail or by telephone, however, we reserve the right to limit transfers by mail or telephone to five per policy year. If, in the alternative, we allow more than five transfers by mail or telephone, we reserve the right to assess a fee for each subsequent transfer made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy. Currently, we do not assess a fee for any transfers.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER
Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 By letter:


Regular mail:
IDS Life Insurance Company of New York
P.O. Box 5144
Albany, NY 12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203


2 By phone:


Call between 8 a.m. and 6 p.m. (Monday - Thursday); 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)

TTY service for the hearing impaired:
(800) 869-8613 (toll free)


o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life of New York nor its affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life of New York and tell us.


--------------------------------------------------------------------------------
38 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

AUTOMATED TRANSFERS
In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

Automated transfer policies

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

o Twelve automated transfers per policy year are allowed. In addition, we reserve the right to limit mail and telephone transfers to five per policy year and to charge a fee for more than five transfers per year by phone or mail.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

How dollar-cost averaging works
                                                                       Number
                                             Amount    Accumulation   of units
By investing an  equal number      Month    invested    unit value    purchased
 of dollars each month...          Jan        $100         $20           5.00
                                   Feb         100          16           6.25
 you automatically buy             Mar         100           9          11.11
 more units when the               Apr         100           5          20.00
 per unit market price is low...   May         100           7          14.29
                                   June        100          10          10.00
 and fewer units                   July        100          15           6.67
 when the per unit                 Aug         100          20           5.00
 market price is high.             Sept        100          17           5.88
                                   Oct         100          12           8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per policy year are allowed. In addition, we reserve the right to limit mail and telephone transfers to five per policy year and to charge a fee for more than five transfers per year by phone or mail.

--------------------------------------------------------------------------------
39 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

ASSET REBALANCING
Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Policy Loans

You may borrow against your policy by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which your request is received. (Loans by telephone are limited to $50,000.) Loan payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Interest rate: The interest rate for policy loans is 6% per year. After the tenth anniversary we expect to reduce the loan interest to 4% per year. Interest is charged daily and due at the end of the policy year.


Minimum loan: $500 or the remaining loan value, whichever is less.

Maximum loan: 90% of the policy value minus surrender charges.


We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

Payment of loaned funds: Generally, we will pay loans within seven days after we receive your request (with certain exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds").

Allocation of loans to accounts: If you do not specify whether the loan is to come from the fixed account or the subaccounts, we will take it from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When we make a loan from a subaccount, we redeem accumulation units and the proceeds transferred into the fixed account. We will credit the loaned amount with 4.0% annual interest.


Repayments: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.


Overdue interest: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

Effects of policy loans: If you do not repay your loan, it will reduce the death benefit and cash surrender value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s).

A loan may terminate any NLG option in effect. If the indebtedness exceeds the policy value minus surrender charges, the policy will lapse. (See "Keeping the Policy in Force.")

Taxes: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. A 10% IRS penalty also may apply if you are under age 59 1/2 if the policy is classified as a "modified endowment." (See "Federal Taxes.")


--------------------------------------------------------------------------------
40 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Policy Surrenders

You may surrender your policy in full or in part by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts.") We will process your surrender request at the end of the valuation period during which we receive your request. We may require you to return your policy. Surrender payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

We normally will process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of Payments" under "Payment of Policy Proceeds.")

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS
After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $50,000.) The remaining policy value after a partial surrender cannot be less than $250. We will charge you a partial surrender fee, described under "Loads, Fees and Charges."

ALLOCATION OF PARTIAL SURRENDERS

Unless you specify otherwise, IDS Life of New York will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


EFFECT OF PARTIAL SURRENDERS

o A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the no lapse guarantee in effect.


o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. IDS Life of New York will deduct this decrease from the current specified amount in this order:


     1. First from the specified amount provided by the most recent increase;

     2. Next from the next most recent increases successively;

     3. Then from the initial specified amount when the policy was issued.


Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life of New York will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")


o If Option 2 is in effect, a partial surrender does not affect the specified amount.

TAXES
Upon surrender, you generally will be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid. A 10% IRS penalty also may apply if you are under age 59 1/2 if the policy is classified as a "modified endowment." (See "Federal Taxes.")

--------------------------------------------------------------------------------
41 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

EXCHANGE RIGHT
During the first two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.


Optional Insurance Benefits


You may choose to add the following benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (ABRTI)
If the insured is terminally ill and death is expected to occur within six months, the rider provides that you can withdraw a portion of the death benefit prior to death. This rider is not available in all states.

ACCIDENTAL DEATH BENEFIT (ADB)
ADB provides an additional death benefit if the insured's death is caused by accidental injury.

AUTOMATIC INCREASE BENEFIT RIDER (AIB)
AIB provides an increase in the specified amount at a designated percentage on each policy anniversary until insured's attained age 65.

BASE INSURED RIDER (BIR)
BIR provides an additional level adjustable death benefit on the base insured.

CHILDREN'S INSURANCE RIDER (CIR)
CIR provides level term coverage on each eligible child.

OTHER INSURED RIDER (OIR)
OIR provides a level, adjustable death benefit on the life of each other insured covered.

WAIVER OF MONTHLY DEDUCTION (WMD)
Under WMD, we will waive the monthly deduction if the insured becomes totally disabled.

--------------------------------------------------------------------------------
42 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Payment of Policy Proceeds

Proceeds will be paid when:

o    you surrender the policy; or

o    the insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

Payment options: During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to IDS Life of New York's general account. Unless we agree otherwise, payments under all options must be made to a natural person.


You may also make a written request to change a prior choice of payment option, if we agree, to elect a payment option other than the three below.

If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender or maturity as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.

If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. We will use the remainder of the proceeds to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of Policy Proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty tax.")

Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

Option A: Interest payments: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

Option B: Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

        Payment period                               Monthly payment per $1,000
            (years)                                     placed under Option B
              10                                                  $9.61
              15                                                   6.87
              20                                                   5.51
              25                                                   4.71
              30                                                   4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

--------------------------------------------------------------------------------
43 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Option C: Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

                                                     Life Income per $1,000 with payments guaranteed for
---------------------------------------------------------------------------------------------------------------------------
Age        Beginning                       5 years                      10 years                15 years
payee      in year                    Male        Female            Male      Female        Male       Female
 65        2005                      $ 5.28        $4.68            $5.16      $4.63        $4.96       $4.54
           2010                        5.19         4.61             5.08       4.57         4.90        4.49
           2015                        5.11         4.55             5.01       4.51         4.84        4.43
           2020                        5.03         4.49             4.94       4.45         4.78        4.39
           2025                        4.95         4.43             4.87       4.40         4.73        4.34
           2030                        4.88         4.38             4.81       4.35         4.68        4.30
 70        2005                        6.15         5.37             5.88       5.26         5.49        5.07
           2010                        6.03         5.28             5.79       5.18         5.42        5.00
           2015                        5.92         5.19             5.70       5.10         5.36        4.94
           2020                        5.81         5.10             5.61       5.03         5.30        4.88
           2025                        5.71         5.03             5.53       4.96         5.24        4.83
           2030                        5.61         4.95             5.45       4.89         5.18        4.77
 75        2005                        7.30         6.36             6.74       6.09         6.01        5.67
           2010                        7.14         6.23             6.63       5.99         5.95        5.60
           2015                        6.99         6.10             6.52       5.89         5.90        5.54
           2020                        6.84         5.99             6.42       5.79         5.84        5.47
           2025                        6.71         5.88             6.32       5.71         5.78        5.41
           2030                        6.58         5.78             6.23       5.62         5.73        5.35
 85        2005                       10.68         9.65             8.52       8.14         6.73        6.64
           2010                       10.45         9.41             8.44       8.04         6.72        6.62
           2015                       10.22         9.19             8.36       7.93         6.70        6.59
           2020                       10.00         8.98             8.27       7.83         6.68        6.57
           2025                        9.79         8.78             8.19       7.74         6.67        6.54
           2030                        9.60         8.59             8.11       7.64         6.65        6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3.00% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

Deferral of payments: We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

o    the NYSE is closed (other than customary weekend and holiday closings);

o in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

--------------------------------------------------------------------------------
44 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Federal Taxes

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life of New York reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE OF NEW YORK'S TAX STATUS
IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life of New York's tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS
The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

Source of proceeds                                         Taxable portion of pre-death proceeds
---------------------------------------------------------------------------------------------------------------------------
Full surrender:                                            Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                                     Any outstanding indebtedness minus your investment in the policy.*

Partial surrenders (modified endowments):                  Lesser of: The amount received or policy value minus your
                                                           investment in the policy.*

Policy loans and assignments (modified endowments):        Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowments):              Generally, if the amount received is greater than your
                                                           investment in the policy,* the amount in excess of your
                                                           investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                           surrender results in or is necessitated by a reduction in
                                                           benefits.

Policy loans and assignments (not modified endowments):    None.**

Payment options:                                           If proceeds of the policy will be paid under one of the
                                                           payment options, see the "Payment option" section for tax
                                                           information.

 * The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

--------------------------------------------------------------------------------
45 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS
In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

o    you apply for it or materially change it on or after June 21, 1988 and

o the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

Increases in benefits: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.

Reductions in benefits: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment because the IRS presumes that you took a distribution in anticipation of that event.

Serial purchase of modified endowments: The IRS treats all modified endowments issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

o    the distribution occurs after the owner attains age 59 1/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7) or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS
Interest paid on policy loans: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

Policy changes: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

Other taxes: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

--------------------------------------------------------------------------------
46 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

IDS Life of New York

IDS Life of New York is a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

IDS Life of New York conducts a conventional life insurance business in the State of New York. All annuity contracts and insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

IDS Life of New York has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

IDS Life of New York, a New York corporation, is a wholly owned subsidiary of IDS Life, a Minnesota corporation which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $___ billion.


STATE REGULATION

IDS Life of New York is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. IDS Life of New York files an annual statement in a prescribed form with New York's Department of Insurance. IDS Life of New York's books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of its operations is conducted periodically.


DISTRIBUTION OF THE POLICY

American Express Financial Advisors Inc. (AEFA), a registered broker/dealer under the Securities Act of 1934 and a member of the National Association of Securities Dealers, Inc. serves as the principal underwriter for the life insurance policy. AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy.

IDS Life of New York pays its representatives a commission of up to 95% of the initial target premium (annualized) for VUL IV-NY in the first three years when the policy is sold, plus up to 3.5% of all premiums in excess of the target premium. For VUL IV ES-NY, the commission is up to 85% of the initial target premium (annualized) in the first three years, plus 2.5% of all premiums in excess of the target premium. Each year, IDS Life of New York pays a service fee of .125% or less of the policy value, net of indebtedness. IDS Life of New York pays additional commissions if an increase in coverage occurs.


LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life of New York and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.


In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

--------------------------------------------------------------------------------
47 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.


The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life of New York does not consider any lawsuits in which it is named as a defendant to be material.

EXPERTS [TO BE UPDATED BY AMENDMENT]
Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of the IDS of New York Account 8 - IDS Life of New York Variable Universal Life IV/IDS Life of New York Variable Universal Life IV - Estate Series at Dec. 31, 2001, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.


Management of IDS Life of New York

DIRECTORS

Gumer C. Alvero
Director since April 2001. Vice President - Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

Timothy V. Bechtold
Director since April 1999. Chief Executive Officer since April 2001. President since 1998; Executive Vice President - Risk Management Products since December 1999. Vice President, Risk Management Products, IDS Life Insurance Company, from January 1995 to December 1999.

Maureen A. Buckley
Director since April 1999. Vice President, Chief Operating Officer and Consumer Affairs Officer and Claims Officer since 1998. Chief Operating Officer and Consumer Affairs Officer, American Centurion Life Assurance Company, since March 1995.

Rodney P. Burwell*
Director since April 1999. Chairman, Xerxes Corporation (manufacturing), since 1969.

Robert R. Grew*
Lawyer and Partner, Carter, Ledyard & Milburn, NYC, since 1957.

Carol A. Holton
Director, since April 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director, Distributor Services, AEFC, from September 1997 to April 1998. Director, Business Systems and Operations, F&G Life, from July 1996 to August 1997.

Jean B. Keffeler*
Director since April 1999. Business and management consultant since 1991.

Eric L. Marhoun
Director since April 2001. General Counsel and Secretary since 1998. Group Counsel and Vice President, AEFA, since 1997. Counsel AEFA, from 1996 to 1997.

Thomas R. McBurney*
Director since April 1999. President - McBurney Management Associates, since
1990.

Edward J. Muhl*
Director since April 1999. Vice Chairman, Peterson Consulting LLP, since January 1997.

Thomas V. Nicolosi
Director since October 1996. Group Vice President - New York Metro Area, AEFA, from January 1995 to present.

Stephen P. Norman
Secretary, American Express, since 1982.


--------------------------------------------------------------------------------
48 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Richard M. Starr
Director since October 1996. Managing Counsel, American Express Company, since March 1995.

Michael R. Woodward
Director since December 2000. Senior Vice President, Field Management, AEFC, since June 1991.

OFFICERS OTHER THAN DIRECTORS

Lorraine R. Hart
Vice President - Investments since December 1999. Investment Officer since March 1992.

Stephen M. Lobo
Vice President and Treasurer since November 2002. Treasurer, AEFC and AEFA since September 2002. Vice President, Treasurer and Assistant Secretary, IDS Life since September 2002. Vice President and Treasurer, AEL and APL since September 2002. Vice President Investment Risk Management, AEFA and AEFC since September 2001. Senior Vice President-- Treasurer, U.S. Bancorp 1986-1991.

Philip C. Wentzel
Vice President and Controller since 1998. Director of Financial Reporting and Analysis from 1992-1997.

* The address for all directors and principal officers (except otherwise noted) is: 20 Madison Avenue Extension, Albany, NY 12203. Mr. Burwell's address is: 7901 Xerxes Avenue South, Suite 201, Bloomington, MN 55431-1253. Mr. Grew's address is: Carter, Ledyard & Milburn, 2 Wall
     Street, New York, NY 10005-2072. Ms. Keffeler's address is: 3424 Zenith Ave. South, Minneapolis, MN 55416. Mr. McBurney's address is: 1700 Foshay Tower, 821 Marquette Ave., Minneapolis, MN 55402. Mr. Muhl's address is: 16 Wolfe Street, Alexandria, VA 22314.

The officers, employees and sales force of IDS Life of New York are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued to American Express Company by Saint Paul Fire and Marine, the lead underwriter.


Other Information


The variable account has filed a registration statement with the SEC. For further information concerning the policy, the variable account and IDS Life of New York, please refer to the registration statement. You can find the registration statement on the SEC's Web site at (http://www.sec.gov).


SUBSTITUTION OF INVESTMENTS
We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in the judgment of IDS Life the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, IDS Life of New York may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. IDS Life of New York will notify owners within five days of any substitution or change.


VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues, -- for example, the election of directors -- all shares may vote together as one series. In those cases, all shares have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.

On an issue affecting only one fund -- for example, a fundamental investment restriction pertaining only to that fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.


IDS Life of New York is the owner of all fund shares and therefore holds all voting rights. However, IDS Life of New York will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life of New York also will vote fund shares that are not otherwise attributable to owners in the same proportion as those shares in that subaccount for which we receive instructions.


We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.


Under certain conditions, IDS Life of New York may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life of New York does disregard voting instructions, we will advise you of that action and the reasons for it in our next report to owners.


--------------------------------------------------------------------------------
49 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

REPORTS

At least once a year IDS Life of New York will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.


RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to make policy payouts and to pay death benefits and other distributions from the policy.


For detailed information on the agency rating given to IDS Life of New York, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


 A.M. Best              www.ambest.com

 Fitch                  www.fitchratings.com

 Moody's                www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a 35-year-old male nonsmoker, under Death Benefit Option 1, if:

o    the annual rate of return of the fund is 0%, 6% or 12%.

o the cost of insurance rates and policy fees are current rates or guaranteed rates and fees.


o    the specified amounts are $100,000 for VUL IV-NY or $1,000,000 for VUL
     IV ES-NY.


This type of illustration involves a number of detailed assumptions. (See chart, "Understanding the Illustrations.") To the extent that your own circumstances differ from those assumed in the illustrations, your expected results also would differ.

Upon request, we will furnish you with comparable tables illustrating death benefits, policy values and cash surrender values based on the actual age of the person you propose to insure and on an initial specified amount and premium payment schedule.

In addition, after you have purchased a policy, you may request illustrations based on policy values at the time of request.

UNDERSTANDING THE ILLUSTRATIONS
Rates of return: assumes uniform, gross, after-tax, annual rates of 0%, 6% or 12% for the fund. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the fund as a whole but differed across portfolios.

Insured: assumes a male insurance age 35, in a standard risk classification, qualifying for the nonsmoker rate. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate.


Premiums: assumes a $900 premium is paid in full at the beginning of each policy year for VUL IV-NY. Results would differ if premiums were paid on a different schedule and assumes a $9,000 premium is paid in full at the beginning of each policy year for VUL IV ES-NY.


Policy loans and partial withdrawals: assumes that none have been made. (Since we assume indebtedness is zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)



--------------------------------------------------------------------------------
50 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

EFFECT OF EXPENSES AND CHARGES
The death benefit, policy value and cash surrender value reflect the following charges:


o    Premium expense charge: 3.5% of each premium payment.


o Cost of insurance charge and surrender charge for the assumed insured's insurance age, duration, sex and risk classification.


o Policy fee: $7.50 per month for VUL IV-NY. $0 per month for VUL IV ES-NY. The guaranteed policy fee is $7.50 per month for both.


o The expenses paid by the fund and charges made against the subaccounts as described below:

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund or trust because we deducted the expenses paid by the fund and charges made against the subaccounts. These include:

o the daily investment management fee paid by the fund, assumed to be equivalent to an annual rate of 0.68% of the fund's average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees, based on assets of the subaccounts, of the funds available under the policy. This fee reflects applicable fund fee waivers and/or expense reimbursement arrangements and assumes that these arrangements will continue for the periods illustrated although this is not guaranteed. Without these arrangements, the assumed investment management fee would be 0.72% and the policy values shown in the following illustrations would be lower. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund expenses" in the "Loads, Fees and Charges" section of this prospectus for additional information;

o the 12b-1 fee, assumed to be equivalent to an annual rate of 0.17% of the fund's average daily net assets;


o the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually for the first 10 policy years. For years 11-20 this charge equals 0.45% for VUL IV-NY and 0.30% for VUL IV ES-NY. For years 21 and after, this charge equals 0.30% for VUL IV-NY and 0.20% for VUL IV ES-NY. We reserve the right to charge up to 0.9% for all policy years; and


o a nonadvisory expense charge assumed to be equivalent to an annual rate of 0.23% of each fund's average daily net assets for direct expenses incurred by the fund. The assumed nonadvisory expense charge reflects applicable fee waivers and/or expense reimbursement arrangements and assumes that these arrangements will continue for the periods illustrated although this is not guaranteed. Without these arrangements, the assumed nonadvisory expense charge would be 0.78% and the values shown in the following illustrations would be lower. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses" in the "Loads, Fees, and Charges" section of this prospectus for additional information.

After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

        Gross annual        Net annual rate           Net annual rate        Net annual rate               Net annual rate
        investment           of return for             of return for          of return for                of return for
        Rate          "Guaranteed costs assumed"  "Current costs assumed" "Current costs assumed"      "Current costs assumed"
                             illustration              illustration,          illustration,                 illustration,
                                                        years 1-10             years 11-20               years 21 and after

For VUL IV-NY

         0%                   (1.98%)                    (1.98%)                  (1.53%)                       (1.38%)
         6                     4.02                       4.02                     4.47                          4.62
        12                    10.02                      10.02                    10.47                         10.62

        Gross annual        Net annual rate           Net annual rate        Net annual rate               Net annual rate
        investment           of return for             of return for          of return for                of return for
        Rate          "Guaranteed costs assumed"  "Current costs assumed" "Current costs assumed"      "Current costs assumed"
                             illustration              illustration,          illustration,                 illustration,
                                                        years 1-10             years 11-20               years 21 and after

For VUL IV ES-NY

         0%                   (1.98%)                    (1.98%)                  (1.38%)                       (1.28%)
         6                     4.02                       4.02                     4.62                          4.72
        12                    10.02                      10.02                    10.62                         10.72

--------------------------------------------------------------------------------
51 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Taxes: Results shown in the tables reflect the fact that IDS Life of New York does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.


At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and/or you.


Illustration
--------------------------------------------------------------------------------------------------------------------------------
Initial specified amount $100,000                       Male -- age 35                                     Current costs assumed
Death benefit Option 1                                    nonsmoker                                         Annual premium $900
--------------------------------------------------------------------------------------------------------------------------------
            Premium
          accumulated     Death benefit(1),(2)                  Policy value(1),(2)               Cash surrender value(1),(2)
End of    with annual  assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy     interest    annual investment return of          annual investment return of           annual investment return of
year         at 5%      0%         6%         12%             0%         6%         12%             0%         6%         12%
--------------------------------------------------------------------------------------------------------------------------------
   1    $   945    $100,000   $100,000   $100,000         $  595    $   639   $    683        $    --    $    --  $      --
   2      1,937     100,000    100,000    100,000          1,170      1,295      1,425            269        394        524
   3      2,979     100,000    100,000    100,000          1,727      1,970      2,235            826      1,069      1,334
   4      4,073     100,000    100,000    100,000          2,261      2,662      3,115          1,360      1,761      2,214
   5      5,222     100,000    100,000    100,000          2,778      3,374      4,076          1,877      2,473      3,175
   6      6,428     100,000    100,000    100,000          3,277      4,107      5,127          2,556      3,386      4,406
   7      7,694     100,000    100,000    100,000          3,758      4,863      6,277          3,218      4,322      5,736
   8      9,024     100,000    100,000    100,000          4,217      5,637      7,530          3,857      5,276      7,170
   9     10,420     100,000    100,000    100,000          4,665      6,441      8,909          4,485      6,260      8,729
  10     11,886     100,000    100,000    100,000          5,094      7,267     10,419          5,094      7,267     10,419
  11     13,425     100,000    100,000    100,000          5,534      8,157     12,126          5,534      8,157     12,126
  12     15,042     100,000    100,000    100,000          5,948      9,070     13,998          5,948      9,070     13,998
  13     16,739     100,000    100,000    100,000          6,343     10,012     16,059          6,343     10,012     16,059
  14     18,521     100,000    100,000    100,000          6,712     10,977     18,321          6,712     10,977     18,321
  15     20,392     100,000    100,000    100,000          7,051     11,965     20,805          7,051     11,965     20,805
  16     22,356     100,000    100,000    100,000          7,358     12,974     23,535          7,358     12,974     23,535
  17     24,419     100,000    100,000    100,000          7,624     13,994     26,529          7,624     13,994     26,529
  18     26,585     100,000    100,000    100,000          7,854     15,034     29,824          7,854     15,034     29,824
  19     28,859     100,000    100,000    100,000          8,044     16,090     33,450          8,044     16,090     33,450
  20     31,247     100,000    100,000    100,000          8,188     17,157     37,444          8,188     17,157     37,444
age 60   45,102     100,000    100,000    100,000          8,225     22,816     65,085          8,225     22,816     65,085
age 65   62,785     100,000    100,000    136,038          6,723     28,749    111,506          6,723     28,749    111,506
---------------------------------------------------------------------------------------------------------------------------


  (1)  Assumes no policy loans or partial withdrawals have been made.

  (2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------
52 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Illustration
--------------------------------------------------------------------------------------------------------------------------------
Initial specified amount $1,000,000                     Male -- age 35                                     Current costs assumed
Death benefit Option 1                                    nonsmoker                                       Annual premium $9,000
--------------------------------------------------------------------------------------------------------------------------------
            Premium
          accumulated     Death benefit(1),(2)                  Policy value(1),(2)               Cash surrender value(1),(2)
End of    with annual  assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy     interest    annual investment return of          annual investment return of           annual investment return of
year         at 5%      0%         6%         12%             0%         6%         12%             0%         6%         12%
--------------------------------------------------------------------------------------------------------------------------------
   1   $  9,450  $1,000,000 $1,000,000 $1,000,000       $  7,251   $  7,731  $    8,212      $     --   $     --   $       --
   2     19,373   1,000,000  1,000,000  1,000,000         14,368     15,784      17,259         5,358      6,774        8,249
   3     29,791   1,000,000  1,000,000  1,000,000         21,295     24,111      27,164        12,285     15,101       18,154
   4     40,731   1,000,000  1,000,000  1,000,000         28,008     32,697      37,984        18,998     23,687       28,974
   5     52,217   1,000,000  1,000,000  1,000,000         34,541     41,581      49,847        25,531     32,571       40,837
   6     64,278   1,000,000  1,000,000  1,000,000         40,840     50,721      62,798        33,632     43,513       55,590
   7     76,942   1,000,000  1,000,000  1,000,000         46,968     60,186      77,013        41,562     54,780       71,607
   8     90,239   1,000,000  1,000,000  1,000,000         52,873     69,934      92,563        49,269     66,330       88,959
   9    104,201   1,000,000  1,000,000  1,000,000         58,644     80,064     109,674        56,842     78,262      107,872
  10    118,861   1,000,000  1,000,000  1,000,000         64,200     90,510     128,423        64,200     90,510      128,423
  11    134,254   1,000,000  1,000,000  1,000,000         70,006    101,903     149,828        70,006    101,903      149,828
  12    150,417   1,000,000  1,000,000  1,000,000         75,552    113,657     173,370        75,552    113,657      173,370
  13    167,388   1,000,000  1,000,000  1,000,000         80,924    125,875     199,368        80,924    125,875      199,368
  14    185,207   1,000,000  1,000,000  1,000,000         86,046    138,501     228,022        86,046    138,501      228,022
  15    203,917   1,000,000  1,000,000  1,000,000         90,894    151,537     259,611        90,894    151,537      259,611
  16    223,563   1,000,000  1,000,000  1,000,000         95,501    165,033     294,494        95,501    165,033      294,494
  17    244,191   1,000,000  1,000,000  1,000,000         99,738    178,893     332,939        99,738    178,893      332,939
  18    265,851   1,000,000  1,000,000  1,000,000        103,666    193,193     375,409       103,666    193,193      375,409
  19    288,594   1,000,000  1,000,000  1,000,000        107,262    207,942     422,354       107,262    207,942      422,354
  20    312,473   1,000,000  1,000,000  1,000,000        110,481    223,122     474,268       110,481    223,122      474,268
age 60  451,021   1,000,000  1,000,000  1,118,632        120,798    307,390     834,800       120,798    307,390      834,800
age 65  627,847   1,000,000  1,000,000  1,748,357        118,488    406,338   1,433,080       118,488    406,338    1,433,080
--------------------------------------------------------------------------------------------------------------------------------


  (1)  Assumes no policy loans or partial withdrawals have been made.

  (2) Assumes a $9,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------
53 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Illustration
--------------------------------------------------------------------------------------------------------------------------------
Initial specified amount $100,000                       Male -- age 35                                  Guaranteed costs assumed
Death benefit Option 1                                    nonsmoker                                         Annual premium $900
--------------------------------------------------------------------------------------------------------------------------------
           Premium
         accumulated      Death benefit(1),(2)                  Policy value(1),(2)               Cash surrender value(1),(2)
End of   with annual   assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy    interest     annual investment return of          annual investment return of           annual investment return of
year        at 5%       0%         6%         12%             0%         6%         12%             0%         6%         12%
--------------------------------------------------------------------------------------------------------------------------------
   1    $   945    $100,000   $100,000   $100,000         $  595    $   639    $   683         $   --    $    --    $    --
   2      1,937     100,000    100,000    100,000          1,170      1,295      1,425            269        394        524
   3      2,979     100,000    100,000    100,000          1,724      1,967      2,232            823      1,066      1,331
   4      4,073     100,000    100,000    100,000          2,253      2,653      3,106          1,352      1,752      2,205
   5      5,222     100,000    100,000    100,000          2,761      3,356      4,057          1,860      2,455      3,156
   6      6,428     100,000    100,000    100,000          3,243      4,071      5,088          2,522      3,350      4,367
   7      7,694     100,000    100,000    100,000          3,699      4,799      6,207          3,159      4,258      5,666
   8      9,024     100,000    100,000    100,000          4,131      5,541      7,423          3,770      5,180      7,063
   9     10,420     100,000    100,000    100,000          4,535      6,295      8,746          4,355      6,114      8,565
  10     11,886     100,000    100,000    100,000          4,911      7,058     10,182          4,911      7,058     10,182
  11     13,425     100,000    100,000    100,000          5,254      7,830     11,742          5,254      7,830     11,742
  12     15,042     100,000    100,000    100,000          5,567      8,610     13,439          5,567      8,610     13,439
  13     16,739     100,000    100,000    100,000          5,847      9,397     15,287          5,847      9,397     15,287
  14     18,521     100,000    100,000    100,000          6,093     10,189     17,299          6,093     10,189     17,299
  15     20,392     100,000    100,000    100,000          6,301     10,983     19,491          6,301     10,983     19,491
  16     22,356     100,000    100,000    100,000          6,467     11,776     21,880          6,467     11,776     21,880
  17     24,419     100,000    100,000    100,000          6,587     12,562     24,483          6,587     12,562     24,483
  18     26,585     100,000    100,000    100,000          6,656     13,336     27,321          6,656     13,336     27,321
  19     28,859     100,000    100,000    100,000          6,665     14,091     30,415          6,665     14,091     30,415
  20     31,247     100,000    100,000    100,000          6,612     14,822     33,794          6,612     14,822     33,794
age 60   45,102     100,000    100,000    100,000          5,162     17,866     56,210          5,162     17,866     56,210
age 65   62,785     100,000    100,000    113,361            724     18,816     92,918            724     18,816     92,918
---------------------------------------------------------------------------------------------------------------------------


  (1)  Assumes no policy loans or partial withdrawals have been made.

  (2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------
54 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Illustration
--------------------------------------------------------------------------------------------------------------------------------
Initial specified amount $1,000,000                     Male -- age 35                                  Guaranteed costs assumed
Death benefit Option 1                                    nonsmoker                                       Annual premium $9,000
--------------------------------------------------------------------------------------------------------------------------------
           Premium
         accumulated      Death benefit(1),(2)                  Policy value(1),(2)               Cash surrender value(1),(2)
End of   with annual   assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy    interest     annual investment return of          annual investment return of           annual investment return of
year        at 5%       0%         6%         12%             0%         6%         12%             0%         6%         12%
--------------------------------------------------------------------------------------------------------------------------------
   1   $  9,450  $1,000,000 $1,000,000 $1,000,000        $ 6,751   $  7,215  $    7,680       $    --  $      --   $       --
   2     19,373   1,000,000  1,000,000  1,000,000         13,292     14,642      16,050         4,282      5,632        7,040
   3     29,791   1,000,000  1,000,000  1,000,000         19,600     22,263      25,153        10,590     13,253       16,143
   4     40,731   1,000,000  1,000,000  1,000,000         25,650     30,057      35,035        16,640     21,047       26,025
   5     52,217   1,000,000  1,000,000  1,000,000         31,478     38,063      45,810        22,468     29,053       36,800
   6     64,278   1,000,000  1,000,000  1,000,000         37,033     46,234      57,511        29,825     39,026       50,303
   7     76,942   1,000,000  1,000,000  1,000,000         42,321     54,581      70,239        36,915     49,175       64,833
   8     90,239   1,000,000  1,000,000  1,000,000         47,348     63,114      84,104        43,744     59,510       80,500
   9    104,201   1,000,000  1,000,000  1,000,000         52,093     71,815      99,201        50,291     70,013       97,399
  10    118,861   1,000,000  1,000,000  1,000,000         56,535     80,668     115,635        56,535     80,668      115,635
  11    134,254   1,000,000  1,000,000  1,000,000         60,654     89,655     133,526        60,654     89,655      133,526
  12    150,417   1,000,000  1,000,000  1,000,000         64,456     98,788     153,036        64,456     98,788      153,036
  13    167,388   1,000,000  1,000,000  1,000,000         67,921    108,050     174,318        67,921    108,050      174,318
  14    185,207   1,000,000  1,000,000  1,000,000         71,029    117,426     197,545        71,029    117,426      197,545
  15    203,917   1,000,000  1,000,000  1,000,000         73,761    126,901     222,914        73,761    126,901      222,914
  16    223,563   1,000,000  1,000,000  1,000,000         76,070    136,434     250,620        76,070    136,434      250,620
  17    244,191   1,000,000  1,000,000  1,000,000         77,909    145,982     280,891        77,909    145,982      280,891
  18    265,851   1,000,000  1,000,000  1,000,000         79,233    155,504     313,985        79,233    155,504      313,985
  19    288,594   1,000,000  1,000,000  1,000,000         79,968    164,933     350,179        79,968    164,933      350,179
  20    312,473   1,000,000  1,000,000  1,000,000         80,069    174,225     389,815        80,069    174,225      389,815
age 60  451,021   1,000,000  1,000,000  1,000,000         68,856    216,579     655,413        68,856    216,579      655,413
age 65  627,847   1,000,000  1,000,000  1,328,791         28,209    243,031   1,089,173        28,209    243,031    1,089,173
--------------------------------------------------------------------------------------------------------------------------------


  (1)  Assumes no policy loans or partial withdrawals have been made.

  (2) Assumes a $9,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------
55 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Key Terms

These terms can help you understand details about your policy.

Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

Attained insurance age: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

Close of business: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

Code: The Internal Revenue Code of 1986, as amended.


Fixed account: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.


Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.


IDS Life of New York: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company of New York.


Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

Insurance age: The insured's age, based upon his or her last birthday on the date of the application.

Insured: The person whose life is insured by the policy.

Minimum initial premium: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.

No lapse guarantee (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. Each policy has the following three no lapse guarantee options:

o No Lapse Guarantee To Age 70 (NLG-70) guarantees the policy will not lapse before insured's attained insurance age 70 (or 10 policy years, if later).

     NLG-70 premium: The premium required to keep the NLG-70 in effect. The NLG-70 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

o No Lapse Guarantee To Age 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.

     NLG-100 premium: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

The feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges.

Owner: The entity(ies) to which, or individual(s) to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

--------------------------------------------------------------------------------
56 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Proceeds: The amount payable under the policy as follows:

o Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

o Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

     -- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

     -- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

o    On surrender of the policy, the proceeds will be the cash surrender value.


Risk classification: A group of insureds that IDS Life of New York expects will have similar mortality experience.


Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.

Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

Subaccount(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

Surrender charge: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

Valuation date: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

Valuation period: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.


Variable account: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.


Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.


Financial Statements

[to be filed by amendment]


--------------------------------------------------------------------------------
57 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

--------------------------------------------------------------------------------
  (logo)
 AMERICAN
  EXPRESS
(R)
--------------------------------------------------------------------------------

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251


                                                                 S-6419 A (1/03)

(REG2)

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission hereto or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

The By-Laws of IDS Life Insurance Company of New York provide that:

     To the extent permitted and in the manner prescribed by law, the Corporation shall indemnify any person made, or threatened to be made, a party to any action, suit or proceeding, civil or criminal, by reason of the fact that he, his testator or intestate, is or was Director or officer of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), including attorney's fees, actually and necessarily incurred as a result of such action, suit or proceeding, or any appeal therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATION PURSUANT TO SECTION 205 OF THE
               NATIONAL SECURITIES MARKET IMPROVEMENT ACT OF 1996

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                    REPRESENTATIONS PURSUANT TO RULE 6e-3 (T)

This filing is made pursuant to Rule 6c-3 and 6e-3 (T) under the Investment Company Act of 1940.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3
                    TO REGISTRATION STATEMENT NO. 333-44644

This Post-Effective Amendment No. 3 to Registration Statement No. 333-44644 comprises the following papers and documents:

   The facing sheet.

   The prospectus consisting of 57 pages.

   The undertakings to file reports.

   The signatures.

   The following exhibits:

1. A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2 to the Registration Statement.

      (1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as
           Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

      (2)  Not applicable.

      (3)  (a)  Not applicable.

           (b) (1)  Form of Explanation of New York Sales Agreement*

               (2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc.*

               (3) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York*

               (4)  Form  of  Field  Trainer's   Rider  to  Personal   Financial
                    Planner's Agreement.*

               (5) Form of District Manager's Rider to Personal Financial Planner's Agreement.*

               (6) Form of New York District Manager - Insurance Rider to Personal Financial Planner Agreement.*

               (7) Form of Division Manager's Agreement with IDS Financial Services Inc.*

               (8) Form of New York Division Manager - Insurance Rider to Division Manager's Agreement with IDS Financial Services Inc.*

               (9) Form of Field President Agreement with American Express Financial Advisors Inc.**

               (10) Form of Recruiting and Training  Manager  License  Agreement
                    with IDS Life Insurance Company of New York.**

               (11) Form of Group Vice President Agreement with American Express
                    Financial Advisors Inc.**

               (12) Form of IDS  Paraplanner  License  Agreement  with  IDS Life
                    Insurance Company of New York.**

           (c) (1) Schedules of Sales Commissions for VUL-3 filed electronically as Exhibit 1.A.3(c) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

           (c) (2) Schedules of Sales Commissions for VUL IV-NY/VUL IV ES-NY to be filed by amendment.

      (4)  Not applicable.

      (5) (a)(1) Flexible Premium Variable Life Insurance Policy (VUL3-NY) filed electronically as Exhibit 1.A. (5)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

          (a)(2) Flexible Premium Variable Life Insurance Policy Endorsement to be filed by amendment.

          (b) Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit 1.A. (5)(b) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

          (c) Accidental Death Benefit Rider filed electronically as Exhibit 1.A.(5)(c) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

          (d) Other Insured Rider filed electronically as Exhibit 1.A. (5)(d) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

          (e) Children's Term Insurance Rider filed electronically as Exhibit 1.A. (5)(e) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

          (f)    Automatic Increase Benefit Rider filed  electronically as
                 Exhibit 1.A. (5)(f) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

      (6) (a) Certificate of Incorporation of IDS Life Insurance Company of New York, dated July 23, 1957.*

          (b)  Amended By-Laws of IDS Life Insurance Company of New York.*

      (7)  Not applicable.

 8.1 Form of Investment Management and Services Agreement dated December 17, 1985, between IDS Life of New York and IDS Life of New York Series Fund, Inc.*

 8.2 Form of Investment Advisory Agreement dated July 11, 1984, between IDS Life of New York and IDS Financial Services Inc. relating to the Variable Account.*

 8.3          Addendum to Investment Management and Services Agreement.***

 8.4          Addendum to Investment Advisory Agreement.***

 8.5 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

 8.6 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

 8.7 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

 8.8(a) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors
              Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

 8.9(a)       Copy  of  Participation   Agreement  among  Variable
              Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
              Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

 8.9(b)       Copy  of  Participation   Agreement  among  Variable
              Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
              Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

 8.10 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

 8.11(a) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
              Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

 8.12(a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

 8.13(a) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

 8.14 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as Exhibit 8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

 (9)          None.

 (10)(a) Application form for the Flexible Premium Variable Life Insurance Policy.**

     (b)      Application form for Life and Disability Income Insurance.**

 (11) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

         B.       (1)      Not applicable.

                  (2)      Not applicable.

         C.       Not applicable.

2.       Opinion of counsel to be filed by amendment.

3.       Not applicable.

4.       Not applicable.

5.       Not applicable.

6. Actuarial Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President - Insurance Product Development is filed electronically herewith.

7.       Written actuarial consent of Mark Gorham, F.S.A.,  M.A.A.A.,
         Vice President - Insurance Product Development is filed electronically herewith.

8.       Written auditor consent of Ernst & Young LLP to be filed by amendment.

9.(a)    Power of Attorney to sign  amendments to this  Registration  Statement
         dated   April 25, 2001, filed electronically as Exhibit 9 to
         Post-Effective Amendment No. 1 to Registration Statement No. 333-44644 is incorporated herein by reference.

9.(b) Power of Attorney to sign amendments to this Registration Statement dated November 5, 2002 as Exhibit (9)(b) is filed electronically herewith.

10. Consent in writing to establish additional subaccounts filed electronically as Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

* All of these exhibits are incorporated by reference to Amendment No. 3 to the Registration Statement to form N-8B-2 File No. 811-05213.

** All of these exhibits are incorporated by reference to Amendment No. 4 to the Registration Statement to form N-8B-2 File No. 811-05213.

*** All of these exhibits are incorporated by reference to the original Registration Statement to form S-6, File No. 333-42257

**** All of these exhibits are incorporated by reference to Pre-Effective No. 1 to the Registration Statement to Form S-6, File No. 333-42257.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 20th day of November, 2002.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/   Timothy V. Bechtold*
                         -----------------------------------------------------
                                  Timothy V. Bechtold
                                  Director, President and Chief Executive
                                  Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of November, 2002:

Signature                                Title

/s/  Timothy V. Bechtold*              Director, President and Chief
------------------------------------   Executive Officer
     Timothy V. Bechtold

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
------------------------------------
     Gumer C. Alvero

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
------------------------------------   Officer, Consumer Affairs Officer and
     Maureen A. Buckley                Claims Officer

                                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                  Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
------------------------------------
     Jean B. Keffeler

/s/  Stephen M. Lobo**                 Director
------------------------------------
     Stephen M. Lobo

/s/  Eric L. Marhoun*                  Director, General Counsel and Secretary
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*               Director
------------------------------------
     Thomas R. McBurney

/s/  Edward J. Muhl*                   Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*               Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
------------------------------------
     Stephen P. Norman

/s/  Richard M. Starr*                 Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*              Director
------------------------------------
     Michael R. Woodward


 * Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically as Exhibit 9 is incorporated by reference.

** Signed pursuant to Power of Attorney dated November 5, 2002 and is filed electronically as Exhibit 9(b) herewith.

By:




/s/ Mary Ellyn Minenko
---------------------------------
    Mary Ellyn Minenko
    Counsel